STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS* - 102.6%

AEROSPACE & DEFENSE - 4.0%
Boeing Co. (The)(a)	3,000	$648,420
General Dynamics Corp.	2,500	958,550
General Electric Co.	2,900	1,044,203
Honeywell Aerospace, Inc.(a)	2,500	516,850
Lockheed Martin Corp.	900	524,466
RTX Corp.	5,900	1,269,798
		4,962,287
AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	2,400	737,760
United Parcel Service, Inc., Class B	5,400	562,788
		1,300,548
AUTOMOBILES - 1.9%
General Motors Co.	5,600	497,616
Tesla, Inc.(a)	6,100	1,898,381
		2,395,997
BANKS - 5.3%
Bank of America Corp.	20,100	1,245,195
Citigroup, Inc.	8,600	1,139,070
JPMorgan Chase & Co.	7,000	2,462,530
U.S. Bancorp	14,100	888,441
Wells Fargo & Co.	9,900	855,855
		6,591,091
BEVERAGES - 1.9%
Coca-Cola Co. (The)	17,700	1,550,343
PepsiCo, Inc.	6,200	865,272
		2,415,615
BIOTECHNOLOGY - 2.4%
AbbVie, Inc.	5,400	1,355,076
Amgen, Inc.	2,300	885,868
Gilead Sciences, Inc.	5,300	690,113
		2,931,057
BROADLINE RETAIL - 4.5%
Amazon.com, Inc.(a)	20,800	5,648,864

CAPITAL MARKETS - 3.7%
Bank of New York Mellon Corp. (The)	6,200	969,246
Blackrock, Inc.	600	654,234
Charles Schwab Corp. (The)	8,000	841,920
Goldman Sachs Group, Inc. (The)	1,100	1,120,218
Morgan Stanley	5,100	1,073,142
		4,658,760
	Shares	Value
CHEMICALS - 0.8%
Linde PLC	2,100	$1,004,598

COMMUNICATIONS EQUIPMENT - 1.4%
Cisco Systems, Inc.	14,900	1,728,251

CONSUMER FINANCE - 1.4%
American Express Co.	2,700	907,875
Capital One Financial Corp.	4,100	856,941
		1,764,816
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
Costco Wholesale Corp.	1,400	1,332,646
Walmart, Inc.	14,000	1,556,800
		2,889,446
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
AT&T, Inc.	18,400	427,800
Comcast Corp., Class A	11,000	263,560
Verizon Communications, Inc.	13,300	622,573
		1,313,933
ELECTRIC UTILITIES - 2.7%
Duke Energy Corp.	10,200	1,279,386
NextEra Energy, Inc.	8,400	730,128
Southern Co. (The)	15,000	1,418,100
		3,427,614
ELECTRICAL EQUIPMENT - 1.7%
Emerson Electric Co.	6,600	988,812
GE Vernova, Inc.	1,200	1,188,348
		2,177,160
ENTERTAINMENT - 1.2%
Netflix, Inc.(a)	11,400	817,494
Walt Disney Co. (The)	6,600	634,854
		1,452,348
FINANCIAL SERVICES - 4.7%
Berkshire Hathaway, Inc., Class B(a)	4,800	2,455,392
Mastercard, Inc., Class A	2,600	1,490,060
Visa, Inc., Class A	5,300	1,940,489
		5,885,941
FOOD PRODUCTS - 0.5%
Mondelez International, Inc., Class A	10,000	623,100

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
GROUND TRANSPORTATION - 1.1%
Uber Technologies, Inc.(a)	8,000	$562,880
Union Pacific Corp.	2,800	817,964
		1,380,844
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	7,500	792,750
Intuitive Surgical, Inc.(a)	2,200	777,326
Medtronic PLC	8,700	742,893
		2,312,969
HEALTH CARE PROVIDERS & SERVICES - 0.4%
CVS Health Corp.	4,600	480,378

HOTELS, RESTAURANTS & LEISURE - 1.9%
Booking Holdings, Inc.	5,000	964,500
McDonald's Corp.	3,000	811,920
Starbucks Corp.	5,300	557,825
		2,334,245
HOUSEHOLD PRODUCTS - 1.7%
Colgate-Palmolive Co.	7,800	712,140
Procter & Gamble Co. (The)	9,800	1,416,002
		2,128,142
INDUSTRIAL CONGLOMERATES - 0.6%
3M Co.	4,300	758,004

INTERACTIVE MEDIA & SERVICES - 8.5%
Alphabet, Inc., Class A†	12,700	4,522,851
Alphabet, Inc., Class C	9,400	3,352,510
Meta Platforms, Inc., Class A	5,000	2,783,550
		10,658,911
IT SERVICES - 1.1%
Accenture PLC, Class A	3,300	547,536
International Business Machines Corp.	3,400	760,410
		1,307,946
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Danaher Corp.	3,100	604,438

MACHINERY - 1.9%
Caterpillar, Inc.	2,000	1,629,620
Deere & Co.	1,300	770,471
		2,400,091
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.4%
Chevron Corp.	6,800	$1,338,444
ConocoPhillips	6,400	771,072
ExxonMobil Holdings Corp.	13,600	2,113,984
		4,223,500
PHARMACEUTICALS - 1.7%
Eli Lilly & Co.	1,800	2,067,912

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.†	4,800	1,100,976

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.1%
Advanced Micro Devices, Inc.(a)	4,200	1,999,830
Applied Materials, Inc.	3,900	1,979,913
Broadcom, Inc.	10,300	4,009,584
Intel Corp.(a)	11,500	1,037,300
Lam Research Corp.	7,300	2,139,046
Micron Technology, Inc.	2,600	2,139,878
NVIDIA Corp.	30,100	6,042,575
QUALCOMM, Inc.	5,600	826,616
Texas Instruments, Inc.	4,100	1,130,534
		21,305,276
SOFTWARE - 9.5%
Adobe, Inc.(a)	2,000	500,820
Intuit, Inc.	1,600	505,712
Microsoft Corp.	15,600	7,249,632
Oracle Corp.	5,400	701,298
Palantir Technologies, Inc., Class A(a)	8,500	1,046,010
Salesforce, Inc.	4,800	883,296
ServiceNow, Inc.(a)	8,200	912,086
		11,798,854
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.4%
American Tower Corp.	3,100	537,416

SPECIALTY RETAIL - 1.8%
Home Depot, Inc. (The)	4,100	1,361,036
Lowe’s Cos., Inc.	4,400	914,364
		2,275,400
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.0%
Apple, Inc.	20,400	6,301,764
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
NIKE, Inc., Class B	6,700	$279,457

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile U.S., Inc.	3,800	656,298

TOTAL COMMON STOCKS (COST $129,040,880)		128,084,247
MONEY MARKET FUND - 1.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(b)	1,372,663	1,372,663
TOTAL MONEY MARKET FUND (COST $1,372,663)		1,372,663

TOTAL INVESTMENTS (COST $130,413,543) - 103.7%		129,456,910

Value
WRITTEN CALL OPTIONS - (3.7)% (PREMIUMS RECEIVED ($2,577,128))	$(4,680,217)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	93,431
NET ASSETS - 100.0%	$124,870,124

*	Securities in this Fund are pledged as collateral for call options written. The total market value of securities pledged at July 31, 2026 is $122,460,420.
†	Security is not pledged as collateral for call options written.
(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2026.

PLC — Public Limited Company
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2026 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	35	$(595,000)	$170.00	10/16/26	$(43,663)
Abbott Laboratories	Call	70	(682,500)	97.50	10/16/26	(76,160)
AbbVie, Inc.	Call	50	(1,150,000)	230.00	8/21/26	(118,050)
Accenture PLC, Class A	Call	30	(435,000)	145.00	8/21/26	(68,700)
Adobe, Inc.	Call	15	(352,500)	235.00	8/21/26	(30,750)
Advanced Micro Devices, Inc.	Call	40	(2,160,000)	540.00	8/21/26	(66,120)
Alphabet, Inc., Class C	Call	85	(3,060,000)	360.00	10/16/26	(180,200)
Amazon.com, Inc.	Call	190	(4,750,000)	250.00	8/21/26	(451,060)
American Express Co.	Call	25	(850,000)	340.00	8/21/26	(16,188)
American Tower Corp.	Call	20	(360,000)	180.00	9/18/26	(10,800)
Amgen, Inc.	Call	20	(800,000)	400.00	10/16/26	(30,560)
Apple, Inc.	Call	185	(5,920,000)	320.00	8/21/26	(72,520)
Applied Materials, Inc.	Call	35	(2,030,000)	580.00	8/21/26	(67,112)
AT&T, Inc.	Call	150	(345,000)	23.00	10/16/26	(20,100)
Bank of America Corp.	Call	175	(1,137,500)	65.00	10/16/26	(27,825)
Bank of New York Mellon Corp. (The)	Call	55	(880,000)	160.00	9/18/26	(25,300)
Berkshire Hathaway, Inc., Class B	Call	45	(2,295,000)	510.00	8/21/26	(44,460)
Blackrock, Inc.	Call	5	(535,000)	1,070.00	8/21/26	(20,150)
Boeing Co. (The)	Call	25	(612,500)	245.00	10/16/26	(10,000)
Booking Holdings, Inc.	Call	45	(855,000)	190.00	8/21/26	(46,620)
Broadcom, Inc.	Call	95	(3,990,000)	420.00	8/21/26	(67,735)
Capital One Financial Corp.	Call	35	(735,000)	210.00	8/21/26	(19,425)
Caterpillar, Inc.	Call	15	(1,395,000)	930.00	8/21/26	(12,780)
Charles Schwab Corp. (The)	Call	70	(665,000)	95.00	9/18/26	(79,450)
Chevron Corp.	Call	65	(1,202,500)	185.00	8/21/26	(89,050)
Cisco Systems, Inc.	Call	135	(1,755,000)	130.00	10/16/26	(58,725)
Citigroup, Inc.	Call	80	(1,080,000)	135.00	9/18/26	(36,600)
Coca-Cola Co. (The)	Call	130	(1,072,500)	82.50	9/18/26	(81,250)
Colgate-Palmolive Co.	Call	70	(647,500)	92.50	9/18/26	(19,600)
Comcast Corp., Class A	Call	100	(250,000)	25.00	10/16/26	(10,900)
ConocoPhillips	Call	60	(720,000)	120.00	9/18/26	(35,340)
Costco Wholesale Corp.	Call	10	(1,000,000)	1,000.00	9/18/26	(15,930)
CVS Health Corp.	Call	35	(385,000)	110.00	8/21/26	(7,000)
Danaher Corp.	Call	25	(500,000)	200.00	10/16/26	(24,000)
Deere & Co.	Call	8	(496,000)	620.00	9/18/26	(17,200)
Duke Energy Corp.	Call	90	(1,170,000)	130.00	9/18/26	(13,500)
Eli Lilly & Co.	Call	15	(1,950,000)	1,300.00	9/18/26	(29,700)
Emerson Electric Co.	Call	60	(900,000)	150.00	9/18/26	(45,000)
ExxonMobil Holdings Corp.	Call	100	(1,550,000)	155.00	9/18/26	(66,500)
FedEx Corp.	Call	20	(660,000)	330.00	10/16/26	(19,717)
GE Vernova, Inc.	Call	5	(550,000)	1,100.00	9/18/26	(22,450)
General Dynamics Corp.	Call	20	(740,000)	370.00	9/18/26	(43,400)
General Electric Co.	Call	25	(950,000)	380.00	10/16/26	(37,375)
General Motors Co.	Call	50	(425,000)	85.00	9/18/26	(33,500)
Gilead Sciences, Inc.	Call	45	(630,000)	140.00	9/18/26	(12,375)
Goldman Sachs Group, Inc. (The)	Call	10	(1,150,000)	1,150.00	9/18/26	(10,200)
Home Depot, Inc. (The)	Call	35	(1,207,500)	345.00	8/21/26	(23,310)
Honeywell Aerospace, Inc.	Call	20	(440,000)	220.00	9/18/26	(19,600)
Intel Corp.	Call	100	(1,200,000)	120.00	10/16/26	(49,700)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
International Business Machines Corp.	Call	30	$(690,000)	$230.00	9/18/26	$(32,160)
Intuit, Inc.	Call	10	(340,000)	340.00	10/16/26	(24,730)
Intuitive Surgical, Inc.	Call	15	(585,000)	390.00	10/16/26	(16,875)
JPMorgan Chase & Co.	Call	65	(2,437,500)	375.00	10/16/26	(45,500)
Lam Research Corp.	Call	70	(2,660,000)	380.00	9/18/26	(72,100)
Linde PLC	Call	20	(1,060,000)	530.00	9/18/26	(4,400)
Lockheed Martin Corp.	Call	5	(275,000)	550.00	9/18/26	(21,900)
Lowe’s Cos., Inc.	Call	40	(960,000)	240.00	10/16/26	(13,120)
Mastercard, Inc., Class A	Call	20	(1,050,000)	525.00	8/21/26	(100,800)
McDonald's Corp.	Call	30	(855,000)	285.00	9/18/26	(13,500)
Medtronic PLC	Call	80	(680,000)	85.00	9/18/26	(34,240)
Meta Platforms, Inc., Class A	Call	40	(2,400,000)	600.00	9/18/26	(64,120)
Micron Technology, Inc.	Call	20	(2,500,000)	1,250.00	9/18/26	(32,100)
Microsoft Corp.	Call	140	(5,740,000)	410.00	8/21/26	(800,100)
Mondelez International, Inc., Class A	Call	95	(593,750)	62.50	9/18/26	(22,800)
Morgan Stanley	Call	40	(920,000)	230.00	10/16/26	(25,000)
Netflix, Inc.	Call	100	(750,000)	75.00	10/16/26	(38,300)
NextEra Energy, Inc.	Call	75	(693,750)	92.50	9/18/26	(6,900)
NIKE, Inc., Class B	Call	60	(300,000)	50.00	10/16/26	(5,580)
NVIDIA Corp.	Call	280	(5,880,000)	210.00	8/21/26	(103,600)
Oracle Corp.	Call	45	(630,000)	140.00	8/21/26	(18,900)
Palantir Technologies, Inc., Class A	Call	80	(1,200,000)	150.00	9/18/26	(26,000)
PepsiCo, Inc.	Call	60	(870,000)	145.00	10/16/26	(27,000)
Procter & Gamble Co. (The)	Call	75	(1,125,000)	150.00	9/18/26	(20,025)
QUALCOMM, Inc.	Call	40	(840,000)	210.00	10/16/26	(7,460)
RTX Corp.	Call	55	(1,072,500)	195.00	8/21/26	(112,640)
Salesforce, Inc.	Call	45	(787,500)	175.00	8/21/26	(58,590)
ServiceNow, Inc.	Call	75	(900,000)	120.00	9/18/26	(48,000)
Southern Co. (The)	Call	140	(1,330,000)	95.00	8/21/26	(23,100)
Starbucks Corp.	Call	50	(525,000)	105.00	9/18/26	(22,500)
Tesla, Inc.	Call	55	(1,925,000)	350.00	9/18/26	(44,550)
Texas Instruments, Inc.	Call	35	(1,137,500)	325.00	9/18/26	(20,825)
T-Mobile U.S., Inc.	Call	30	(540,000)	180.00	9/18/26	(7,575)
U.S. Bancorp	Call	100	(600,000)	60.00	9/18/26	(42,000)
Uber Technologies, Inc.	Call	75	(600,000)	80.00	10/16/26	(15,900)
Union Pacific Corp.	Call	25	(725,000)	290.00	9/18/26	(28,125)
United Parcel Service, Inc., Class B	Call	50	(550,000)	110.00	10/16/26	(13,000)
Verizon Communications, Inc.	Call	110	(495,000)	45.00	9/18/26	(31,900)
Visa, Inc., Class A	Call	45	(1,530,000)	340.00	8/21/26	(122,737)
Walmart, Inc.	Call	125	(1,500,000)	120.00	10/16/26	(35,375)
Walt Disney Co. (The)	Call	60	(630,000)	105.00	9/18/26	(9,840)
Wells Fargo & Co.	Call	90	(742,500)	82.50	8/21/26	(38,700)
(Premiums received $2,577,128)						$(4,680,217)

*	Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 84.6%

AIR FREIGHT & LOGISTICS - 0.9%
Expeditors International of Washington, Inc.(a)	6,000	$1,007,340

AUTOMOBILE COMPONENTS - 1.4%
Aptiv PLC(a)(b)	12,200	688,934
BorgWarner, Inc.(a)	16,000	1,019,840
		1,708,774
AUTOMOBILES - 1.9%
Ford Motor Co.(a)	70,200	1,030,536
General Motors Co.(a)	13,000	1,155,180
		2,185,716
BANKS - 4.1%
Citigroup, Inc.(a)	7,200	953,640
Citizens Financial Group, Inc.(a)	10,300	737,995
First Hawaiian, Inc.(a)	38,000	1,056,020
Popular, Inc.(a)	5,800	1,016,218
U.S. Bancorp(a)	12,700	800,227
Zions Bancorp(a)	3,000	209,100
		4,773,200
BIOTECHNOLOGY - 1.8%
Gilead Sciences, Inc.(a)	8,000	1,041,680
Incyte Corp.(a)(b)	9,000	1,075,680
		2,117,360
BROADLINE RETAIL - 2.8%
eBay, Inc.(a)	10,000	1,140,100
Etsy, Inc.(a)(b)	13,000	1,061,840
Macy's, Inc.(a)	44,000	1,092,080
		3,294,020
BUILDING PRODUCTS - 2.2%
Johnson Controls International PLC(a)	7,000	1,026,620
Masco Corp.(a)	9,000	643,320
Simpson Manufacturing Co., Inc.(a)	5,000	938,700
		2,608,640
CAPITAL MARKETS - 4.9%
Affiliated Managers Group, Inc.(a)	2,600	953,498
Ameriprise Financial, Inc.(a)	1,900	1,037,096
Bank of New York Mellon Corp. (The)(a)	6,400	1,000,512
Charles Schwab Corp. (The)(a)	5,000	526,200
Northern Trust Corp.(a)	6,000	1,093,140
State Street Corp.(a)	6,000	1,104,960
		5,715,406
CHEMICALS - 0.7%
Corteva, Inc.(a)	11,100	873,681

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Tetra Tech, Inc.(a)	21,600	$716,256
Veralto Corp.	10,300	969,951
		1,686,207
COMMUNICATIONS EQUIPMENT - 0.6%
Ciena Corp.(a)(b)	2,000	754,100

CONSUMER FINANCE - 0.8%
Synchrony Financial(a)	12,000	909,480

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
Dollar General Corp.(a)	5,700	724,185
Target Corp.(a)	6,000	866,940
		1,591,125
DIVERSIFIED CONSUMER SERVICES - 1.8%
ADT, Inc.(a)	141,300	1,079,532
Grand Canyon Education, Inc.(a)(b)	7,000	1,017,380
		2,096,912
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
Comcast Corp., Class A(a)	36,100	864,956
Verizon Communications, Inc.(a)	17,700	828,537
		1,693,493
ELECTRICAL EQUIPMENT - 1.5%
Acuity, Inc.	3,000	985,170
Sensata Technologies Holding PLC(a)	17,500	810,075
		1,795,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.8%
Arrow Electronics, Inc.(a)(b)	3,000	649,710
Jabil, Inc.(a)	2,400	756,120
Keysight Technologies, Inc.(a)(b)	3,000	957,240
TD SYNNEX Corp.(a)	3,500	894,950
		3,258,020
ENERGY EQUIPMENT & SERVICES - 3.2%
Halliburton Co.	25,000	806,250
NOV, Inc.(a)	54,000	1,049,220
TechnipFMC PLC(a)	13,900	996,074
Weatherford International PLC(a)	10,300	904,237
		3,755,781
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ENTERTAINMENT - 0.8%
Roku, Inc.(a)(b)	6,700	$971,567

FINANCIAL SERVICES - 1.9%
Mastercard, Inc., Class A(a)	1,900	1,088,890
Visa, Inc., Class A(a)	3,000	1,098,390
		2,187,280
FOOD PRODUCTS - 0.9%
Kraft Heinz Co. (The)(a)	40,500	1,046,925

GROUND TRANSPORTATION - 2.4%
J.B. Hunt Transport Services, Inc.(a)	3,400	923,950
Landstar System, Inc.(a)	5,000	873,850
Ryder System, Inc.(a)	4,000	1,025,680
		2,823,480
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
Dexcom, Inc.(a)(b)	13,000	1,084,850

HEALTH CARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.(a)	5,000	1,150,150
Centene Corp.(a)(b)	15,300	951,966
Elevance Health, Inc.(a)	600	225,504
		2,327,620
HOTELS, RESTAURANTS & LEISURE - 1.9%
Airbnb, Inc., Class A(a)(b)	7,000	1,060,640
Expedia Group, Inc.(a)	800	235,792
Travel + Leisure Co.(a)	12,100	919,842
		2,216,274
INSURANCE - 2.5%
Primerica, Inc.	2,800	895,888
RenaissanceRe Holdings Ltd.(a)	3,000	959,940
Travelers Cos., Inc. (The)	3,000	1,123,080
		2,978,908
INTERACTIVE MEDIA & SERVICES - 0.9%
Match Group, Inc.(a)	27,000	1,064,070

IT SERVICES - 1.7%
GoDaddy, Inc., Class A(b)	10,300	852,222
Twilio, Inc., Class A(a)(b)	6,000	1,184,100
		2,036,322
LEISURE PRODUCTS - 1.0%
Hasbro, Inc.(a)	12,000	1,127,280
	Shares	Value

MACHINERY - 3.7%
AGCO Corp.(a)	8,100	$827,496
Fortive Corp.	3,000	177,630
IDEX Corp.(a)	5,000	1,152,250
Middleby Corp. (The)(a)(b)	1,200	160,296
Mueller Industries, Inc.	16,000	1,062,560
Toro Co. (The)(a)	10,200	937,074
		4,317,306
MARINE TRANSPORTATION - 0.5%
Kirby Corp.(a)(b)	4,700	616,358

METALS & MINING - 0.2%
Newmont Corp.(a)	2,900	271,759

OIL, GAS & CONSUMABLE FUELS - 4.5%
Chord Energy Corp.(a)	8,000	1,123,040
ConocoPhillips(a)	9,000	1,084,320
Expand Energy Corp.(a)	9,800	921,494
HF Sinclair Corp.(a)	12,000	1,097,640
Range Resources Corp.(a)	25,700	1,031,598
		5,258,092
PHARMACEUTICALS - 1.0%
Jazz Pharmaceuticals PLC(a)(b)	1,000	252,860
Organon & Co.(a)	70,600	956,630
		1,209,490
PROFESSIONAL SERVICES - 2.6%
ExlService Holdings, Inc.(a)(b)	30,000	1,017,900
Genpact Ltd.(a)	26,600	935,522
Science Applications International Corp.(a)	9,000	1,054,170
		3,007,592
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Jones Lang LaSalle, Inc.(a)(b)	2,900	1,029,587

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Brixmor Property Group, Inc.(a)	33,000	1,039,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Analog Devices, Inc.(a)	1,700	624,597
Cirrus Logic, Inc.(a)(b)	8,000	1,034,800
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Lam Research Corp.	1,000	$293,020
NVIDIA Corp.(a)	5,000	1,003,750
Texas Instruments, Inc.	4,000	1,102,960
		4,059,127
SOFTWARE - 6.6%
Adobe, Inc.(a)(b)	4,500	1,126,845
Autodesk, Inc.(a)(b)	3,800	889,960
Dropbox, Inc., Class A(a)(b)	35,000	1,139,600
Fortinet, Inc.(a)(b)	7,000	1,133,650
Nutanix, Inc., Class A(a)(b)	19,000	1,121,190
RingCentral, Inc., Class A(a)	13,600	756,432
Salesforce, Inc.(a)	3,800	699,276
Teradata Corp.(a)(b)	26,800	830,532
		7,697,485
SPECIALTY RETAIL - 2.6%
Five Below, Inc.(a)(b)	5,100	1,107,363
Ross Stores, Inc.(a)	3,800	954,066
TJX Cos., Inc. (The)(a)	6,200	975,508
		3,036,937
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Western Digital Corp.(a)	1,700	926,228

TEXTILES, APPAREL & LUXURY GOODS - 2.6%
Crocs, Inc.(a)(b)	8,000	1,024,080
Deckers Outdoor Corp.(b)	11,000	1,065,680
Tapestry, Inc.(a)	6,400	975,168
		3,064,928
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Applied Industrial Technologies, Inc.(a)	3,000	1,035,630

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Millicom International Cellular SA(a)	11,000	1,050,280

TOTAL COMMON STOCKS (COST $86,211,414)		99,309,705
MONEY MARKET FUND - 8.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(c)	9,802,207	9,802,207
TOTAL MONEY MARKET FUND (COST $9,802,207)		9,802,207

TOTAL INVESTMENTS (COST $96,013,621) - 93.0%		109,111,912
	Shares	Value

COMMON STOCKS SOLD SHORT - (92.3)%

AEROSPACE & DEFENSE - (4.3)%
Axon Enterprise, Inc.	(1,000)	$(527,760)
Boeing Co. (The)	(4,000)	(864,560)
FTAI Aviation Ltd.	(6,000)	(1,236,000)
Karman Holdings, Inc.	(20,000)	(963,000)
Loar Holdings, Inc.	(14,000)	(958,300)
Rocket Lab Corp.	(7,000)	(454,650)
(5,004,270)
AUTOMOBILE COMPONENTS - (1.0)%
QuantumScape Corp.	(237,000)	(1,237,140)

AUTOMOBILES - (0.5)%
Tesla, Inc.	(2,000)	(622,420)

BIOTECHNOLOGY - (2.5)%
Bridgebio Pharma, Inc.	(14,000)	(1,121,260)
Insmed, Inc.	(4,000)	(394,400)
Madrigal Pharmaceuticals, Inc.	(2,000)	(934,640)
Viking Therapeutics, Inc.	(16,000)	(507,840)
(2,958,140)
BROADLINE RETAIL - (1.1)%
Amazon.com, Inc.	(4,000)	(1,086,320)
Coupang, Inc.	(13,000)	(212,550)
(1,298,870)
BUILDING PRODUCTS - (2.2)%
AAON, Inc.	(8,000)	(712,480)
Builders FirstSource, Inc.	(11,000)	(730,840)
Louisiana-Pacific Corp.	(16,000)	(1,158,880)
(2,602,200)
CAPITAL MARKETS - (8.1)%
Blackstone, Inc.	(9,000)	(1,149,750)
Blue Owl Capital, Inc.	(125,000)	(1,287,500)
Brookfield Asset Management Ltd., Class A	(17,000)	(822,800)
Carlyle Group, Inc. (The)	(25,000)	(1,150,500)
Coinbase Global, Inc., Class A	(7,000)	(1,023,820)
FactSet Research Systems, Inc.	(4,000)	(1,052,800)
Jefferies Financial Group, Inc.	(5,000)	(273,000)
KKR & Co., Inc.	(11,000)	(1,115,730)
Robinhood Markets, Inc., Class A	(5,000)	(432,800)
TPG, Inc.	(27,000)	(1,178,820)
(9,487,520)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
CHEMICALS - (3.1)%
Air Products and Chemicals, Inc.	(3,600)	$(1,061,604)
Mosaic Co. (The)	(51,000)	(1,128,120)
NewMarket Corp.	(400)	(340,064)
Westlake Corp.	(16,000)	(1,128,000)
(3,657,788)
COMMUNICATIONS EQUIPMENT - (1.7)%
Applied Optoelectronics, Inc.	(9,000)	(848,880)
Ubiquiti, Inc.	(2,000)	(1,113,040)
(1,961,920)
CONSTRUCTION MATERIALS - (2.7)%
Eagle Materials, Inc.	(5,000)	(1,024,700)
James Hardie Industries PLC	(44,000)	(1,156,760)
Martin Marietta Materials, Inc.	(2,000)	(1,050,280)
(3,231,740)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.0)%
Sprouts Farmers Market, Inc.	(13,000)	(1,133,080)

CONTAINERS & PACKAGING - (0.8)%
International Paper Co.	(22,000)	(898,260)

DIVERSIFIED TELECOMMUNICATION SERVICES - (0.4)%
AST SpaceMobile, Inc.	(8,000)	(471,840)

ELECTRIC UTILITIES - (1.8)%
American Electric Power Co., Inc.	(3,000)	(383,550)
Entergy Corp.	(7,000)	(753,340)
IDACORP, Inc.	(7,000)	(1,000,370)
(2,137,260)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (1.8)%
Coherent Corp.	(3,000)	(788,670)
IPG Photonics Corp.	(15,000)	(1,275,900)
(2,064,570)
ENTERTAINMENT - (1.1)%
Liberty Live Holdings, Inc., Class C	(11,000)	(1,084,600)
Live Nation Entertainment, Inc.	(1,000)	(174,130)
(1,258,730)
FINANCIAL SERVICES - (2.4)%
Rocket Cos., Inc., Class A	(68,000)	(877,200)
Shift4 Payments, Inc., Class A	(20,000)	(1,060,000)
UWM Holdings Corp.	(459,000)	(835,380)
(2,772,580)
FOOD PRODUCTS - (1.8)%
Freshpet, Inc.	(16,000)	(952,640)
JBS N.V., Class A	(85,000)	(1,191,700)
(2,144,340)
	Shares	Value
GAS UTILITIES - (1.2)%
Atmos Energy Corp.	(6,000)	$(1,036,680)
MDU Resources Group, Inc.	(17,000)	(339,150)
(1,375,830)
GROUND TRANSPORTATION - (1.7)%
Avis Budget Group, Inc.	(6,000)	(824,640)
U-Haul Holding Co.	(17,000)	(1,205,470)
(2,030,110)
HEALTH CARE EQUIPMENT & SUPPLIES - (4.1)%
Enovis Corp.	(31,000)	(903,650)
Novocure Ltd.	(8,200)	(121,688)
Penumbra, Inc.	(3,000)	(963,570)
Solventum Corp.	(13,000)	(1,110,720)
Teleflex, Inc.	(8,000)	(1,093,680)
Zimmer Holdings, Inc.	(7,000)	(657,510)
(4,850,818)
HEALTH CARE PROVIDERS & SERVICES - (1.0)%
Guardant Health, Inc.	(7,000)	(1,133,930)

HOTELS, RESTAURANTS & LEISURE - (6.6)%
Cava Group, Inc.	(10,000)	(652,300)
Choice Hotels International, Inc.	(10,000)	(1,114,900)
DraftKings, Inc., Class A	(50,000)	(1,174,000)
Dutch Bros., Inc., Class A	(14,000)	(921,620)
Hyatt Hotels Corp., Class A	(2,500)	(435,150)
Norwegian Cruise Line Holdings Ltd.	(54,000)	(1,000,620)
Texas Roadhouse, Inc.	(5,300)	(1,088,832)
Vail Resorts, Inc.	(8,000)	(1,195,040)
Wingstop, Inc.	(1,000)	(129,490)
(7,711,952)
HOUSEHOLD DURABLES - (1.8)%
Lennar Corp., Class A	(14,000)	(1,152,900)
Somnigroup International, Inc.	(14,000)	(914,620)
(2,067,520)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (1.1)%
Talen Energy Corp.	(3,000)	(1,002,300)
Vistra Corp.	(2,000)	(296,380)
(1,298,680)
INSURANCE - (3.9)%
Brown & Brown, Inc.	(16,000)	(1,126,400)
Markel Group, Inc.	(600)	(1,129,404)
RLI Corp.	(18,000)	(1,102,320)
Ryan Specialty Holdings, Inc.	(27,000)	(1,192,320)
(4,550,444)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
INTERACTIVE MEDIA & SERVICES - (0.7)%
Trump Media & Technology Group Corp.	(84,000)	$(828,240)

IT SERVICES - (0.9)%
Cloudflare, Inc., Class A	(4,000)	(1,115,920)

LIFE SCIENCES TOOLS & SERVICES - (5.0)%
Avantor, Inc.	(17,000)	(234,260)
Bio-Techne Corp.	(16,000)	(1,153,440)
Bruker Corp.	(17,000)	(1,068,280)
Charles River Laboratories International, Inc.	(5,000)	(1,162,550)
Revvity, Inc.	(10,000)	(1,125,200)
Tempus AI, Inc., Class A	(17,000)	(745,790)
Waters Corp.	(1,000)	(377,310)
(5,866,830)
MEDIA - (1.0)%
Liberty Broadband Corp., Class A	(35,000)	(1,192,100)

METALS & MINING - (2.5)%
Almonty Industries, Inc.	(70,000)	(774,200)
Cleveland-Cliffs, Inc.	(94,000)	(1,082,880)
MP Materials Corp.	(27,000)	(1,116,990)
(2,974,070)
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - (0.9)%
AGNC Investment Corp.	(101,000)	(1,076,660)

MULTI-UTILITIES - (2.9)%
CenterPoint Energy, Inc.	(6,000)	(252,240)
CMS Energy Corp.	(16,000)	(1,151,840)
Dominion Energy, Inc.	(15,000)	(1,037,550)
WEC Energy Group, Inc.	(9,000)	(984,780)
(3,426,410)
OIL, GAS & CONSUMABLE FUELS - (0.6)%
Viper Energy, Inc., Class A	(15,000)	(669,150)

PASSENGER AIRLINES - (0.5)%
JetBlue Airways Corp.	(93,500)	(563,805)

PERSONAL CARE PRODUCTS - (0.6)%
elf Beauty, Inc.	(8,000)	(663,120)

PROFESSIONAL SERVICES - (0.4)%
CACI International, Inc., Class A	(1,000)	(497,750)
	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.8)%
Zillow Group, Inc., Class A	(25,700)	$(891,533)

SOFTWARE - (7.8)%
Aurora Innovation, Inc.	(163,000)	(1,051,350)
C3.ai, Inc., Class A	(10,700)	(98,226)
Fair Isaac Corp.	(500)	(561,485)
Guidewire Software, Inc.	(8,000)	(1,215,520)
IREN Ltd.	(27,000)	(993,600)
Oracle Corp.	(5,000)	(649,350)
SailPoint, Inc.	(72,000)	(1,207,440)
SentinelOne, Inc., Class A	(56,000)	(1,067,360)
Strategy, Inc.	(10,000)	(932,800)
Unity Software, Inc.	(38,000)	(1,204,980)
Zscaler, Inc.	(1,000)	(151,200)
(9,133,311)
SPECIALTY RETAIL - (4.4)%
Carvana Co.	(16,000)	(997,760)
Dick's Sporting Goods, Inc.	(5,000)	(979,550)
Floor & Decor Holdings, Inc.	(22,000)	(1,266,540)
RH	(6,000)	(993,120)
Wayfair, Inc., Class A	(11,000)	(933,900)
(5,170,870)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.2)%
IonQ, Inc.	(7,000)	(255,080)

TEXTILES, APPAREL & LUXURY GOODS - (3.3)%
Amer Sports, Inc.	(28,000)	(994,280)
Birkenstock Holding PLC	(23,000)	(890,560)
On Holding AG, Class A	(26,000)	(942,240)
Under Armour, Inc., Class A	(166,000)	(1,103,900)
(3,930,980)
TRADING COMPANIES & DISTRIBUTORS - (0.1)%
QXO, Inc.	(8,000)	(106,400)

TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($108,435,332))		(108,324,181)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($108,435,332)) - (92.3)%		(108,324,181)
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
OTHER ASSETS IN EXCESS OF LIABILITIES - 99.3%		$116,533,594
NET ASSETS - 100.0%		$117,321,325

(a)	All or portion of the shares have been pledged as collateral for open short positions. The total market value of the securities pledged at July 31, 2026 is $65,470,279.
(b)	Non-income producing security.
(c)	7-day current yield as of July 31, 2026.

AG — Aktiengesellschaft
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

Country Diversification	Percent*
United States	55.9%
Canada	11.5
United Kingdom	6.5
China	5.1
Ireland (Republic of)	4.8
Taiwan	4.4
Spain	2.5
Brazil	2.4
Mexico	1.7
Switzerland	1.5
Curacao	1.3
Netherlands	1.2
India	1.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2026.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 98.4%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	12,949	$4,964,906

AIR FREIGHT & LOGISTICS - 2.0%
ZTO Express Cayman, Inc., ADR	378,952	9,102,427

BANKS - 13.1%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	416,047	11,628,514
Bank of Nova Scotia (The)	56,371	4,947,683
HSBC Holdings PLC, Sponsored ADR	101,790	10,832,492
Lloyds Banking Group PLC, ADR	1,939,659	11,967,696
NatWest Group PLC, Sponsored ADR	369,904	7,005,982
Regions Financial Corp.	216,988	6,715,778
U.S. Bancorp	115,225	7,260,327
		60,358,472
BEVERAGES - 1.7%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	74,455	8,061,243

BIOTECHNOLOGY - 1.8%
Gilead Sciences, Inc.	63,500	8,268,335

BUILDING PRODUCTS - 1.9%
Johnson Controls International PLC	59,527	8,730,230

CHEMICALS - 0.8%
Air Products and Chemicals, Inc.	11,818	3,485,010

COMMUNICATIONS EQUIPMENT - 2.4%
Cisco Systems, Inc.	94,207	10,927,070

CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
Sysco Corp.	80,417	6,854,745

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
Comcast Corp., Class A	99,081	2,373,981
Verizon Communications, Inc.	125,518	5,875,497
		8,249,478
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
CDW Corp.	38,641	5,711,526
TE Connectivity PLC	32,396	6,663,533
		12,375,059
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 1.3%
SLB Ltd.	124,654	$6,181,592

ENTERTAINMENT - 1.3%
NetEase, Inc., ADR	46,267	6,166,003

FOOD PRODUCTS - 0.4%
General Mills, Inc.	53,425	1,909,944

GAS UTILITIES - 2.3%
ONE Gas, Inc.	70,045	5,438,994
UGI Corp.	146,803	5,302,525
		10,741,519
GROUND TRANSPORTATION - 1.5%
Canadian National Railway Co.	54,229	6,898,471

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
Abbott Laboratories	55,820	5,900,174
Medtronic PLC	42,322	3,613,876
		9,514,050
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cigna Group (The)	29,118	8,125,378
Elevance Health, Inc.	14,490	5,445,921
		13,571,299
HOTELS, RESTAURANTS & LEISURE - 4.6%
McDonald's Corp.	29,808	8,067,237
Travel + Leisure Co.	82,430	6,266,329
Yum China Holdings, Inc.	138,328	6,664,643
		20,998,209
INSURANCE - 2.9%
Manulife Financial Corp.	142,845	6,348,032
Sun Life Financial, Inc.	84,770	7,031,671
		13,379,703
INTERACTIVE MEDIA & SERVICES - 1.8%
JOYY, Inc., ADR	111,699	8,217,695

IT SERVICES - 4.8%
Accenture PLC, Class A	19,399	3,218,682
Amdocs Ltd.	67,244	3,746,836
Cognizant Technology Solutions Corp., Class A	51,192	2,833,477
Infosys Ltd., Sponsored ADR	410,614	4,939,686
International Business Machines Corp.	32,420	7,250,733
		21,989,414
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MACHINERY - 1.5%
Snap-on, Inc.	16,467	$6,758,221

MEDIA - 1.6%
Omnicom Group, Inc.	93,217	7,336,178

METALS & MINING - 1.2%
Barrick Mining Corp.	156,241	5,738,732

OIL, GAS & CONSUMABLE FUELS - 3.9%
Canadian Natural Resources, Ltd.	179,940	8,579,539
Suncor Energy, Inc.	140,705	9,466,633
		18,046,172
PROFESSIONAL SERVICES - 2.1%
Broadridge Financial Solutions, Inc.	24,862	3,827,505
Paychex, Inc.	49,413	5,773,415
		9,600,920
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.7%
Tanger, Inc.	190,627	7,750,894

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.5%
Analog Devices, Inc.	27,878	10,242,656
Broadcom, Inc.	39,120	15,228,633
NXP Semiconductors N.V.	24,606	5,638,711
QUALCOMM, Inc.	38,003	5,609,623
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	49,655	20,073,034
Universal Display Corp.	67,630	5,421,221
		62,213,878
SOFTWARE - 0.9%
Open Text Corp.	162,275	4,112,048

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
Rayonier, Inc.	159,456	3,472,952

SPECIALTY RETAIL - 2.6%
Gap, Inc. (The)	366,612	7,365,235
Home Depot, Inc. (The)	13,431	4,458,555
		11,823,790
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.7%
Dell Technologies, Inc., Class C	37,278	$15,111,383
Hewlett Packard Enterprise Co.	279,979	13,410,994
HP, Inc.	184,885	5,041,814
Logitech International SA	65,324	6,694,404
NetApp, Inc.	49,853	8,898,760
		49,157,355
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
TIM SA, ADR(a)	322,281	6,178,127

TOTAL COMMON STOCKS (COST $330,336,033)		453,134,141
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(b)	2,354,120	2,354,120
TOTAL MONEY MARKET FUND (COST $2,354,120)		2,354,120
PREFERRED STOCKS - 1.0%

ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 2.18%(c)	2,184,158	4,783,306
TOTAL PREFERRED STOCKS (COST $4,339,284)		4,783,306

TOTAL INVESTMENTS (COST $337,029,437) - 99.9%		460,271,567

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		398,536
NET ASSETS - 100.0%		$460,670,103

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2026.
(c)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.9%

AIR FREIGHT & LOGISTICS - 0.7%
Expeditors International of Washington, Inc.	9,000	$1,511,010

AUTOMOBILE COMPONENTS - 1.6%
Aptiv PLC(a)	27,000	1,524,690
BorgWarner, Inc.	27,000	1,720,980
		3,245,670
AUTOMOBILES - 1.4%
General Motors Co.	25,000	2,221,500
Tesla, Inc.(a)	2,000	622,420
		2,843,920
BANKS - 7.4%
Bank of America Corp.	54,000	3,345,300
Citigroup, Inc.	21,000	2,781,450
Citizens Financial Group, Inc.	29,000	2,077,850
JPMorgan Chase & Co.	2,000	703,580
Popular, Inc.	12,000	2,102,520
U.S. Bancorp	38,000	2,394,380
Zions Bancorp	29,000	2,021,300
		15,426,380
BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc.	20,000	2,604,200
Incyte Corp.(a)	4,000	478,080
		3,082,280
BROADLINE RETAIL - 5.4%
Amazon.com, Inc.(a)	21,000	5,703,180
eBay, Inc.	11,000	1,254,110
Etsy, Inc.(a)	25,000	2,042,000
Macy's, Inc.	89,000	2,208,980
		11,208,270
BUILDING PRODUCTS - 2.8%
A.O. Smith Corp.	32,000	1,924,160
Johnson Controls International PLC	17,000	2,493,220
Trane Technologies PLC	3,000	1,364,850
		5,782,230
CAPITAL MARKETS - 5.6%
Affiliated Managers Group, Inc.	6,000	2,200,380
Bank of New York Mellon Corp. (The)	16,000	2,501,280
Charles Schwab Corp. (The)	25,000	2,631,000
Northern Trust Corp.	12,000	2,186,280
State Street Corp.	12,000	2,209,920
		11,728,860
CHEMICALS - 0.9%
Corteva, Inc.	25,000	1,967,750

CONSUMER FINANCE - 0.9%
Synchrony Financial	26,000	1,970,540
	Shares	Value

DIVERSIFIED CONSUMER SERVICES - 1.9%
ADT, Inc.	280,000	$2,139,200
Grand Canyon Education, Inc.(a)	13,000	1,889,420
		4,028,620
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.3%
Comcast Corp., Class A	95,000	2,276,200
Verizon Communications, Inc.	56,000	2,621,360
		4,897,560
ELECTRICAL EQUIPMENT - 1.8%
Acuity, Inc.(a)	6,000	1,970,340
Sensata Technologies Holding PLC	39,000	1,805,310
		3,775,650
ENERGY EQUIPMENT & SERVICES - 1.8%
TechnipFMC PLC	28,000	2,006,480
Weatherford International PLC	19,000	1,668,010
		3,674,490
FINANCIAL SERVICES - 5.0%
Berkshire Hathaway, Inc., Class B(a)	2,000	1,023,080
Mastercard, Inc., Class A	6,000	3,438,600
Visa, Inc., Class A	11,000	4,027,430
WEX, Inc.(a)	11,000	2,056,560
		10,545,670
GROUND TRANSPORTATION - 1.8%
J.B. Hunt Transport Services, Inc.	6,000	1,630,500
Ryder System, Inc.	8,000	2,051,360
		3,681,860
HEALTH CARE PROVIDERS & SERVICES - 1.5%
Cardinal Health, Inc.	10,000	2,300,300
CVS Health Corp.	7,000	731,010
		3,031,310
HOTELS, RESTAURANTS & LEISURE - 1.0%
Airbnb, Inc., Class A(a)	14,000	2,121,280

INSURANCE - 0.6%
Primerica, Inc.	4,000	1,279,840

INTERACTIVE MEDIA & SERVICES - 6.3%
Alphabet, Inc., Class A	26,000	9,259,380
Match Group, Inc.	57,000	2,246,370
Meta Platforms, Inc., Class A	3,000	1,670,130
		13,175,880
MACHINERY - 2.3%
AGCO Corp.	17,000	1,736,720
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP CORE FUND

	Shares	Value
IDEX Corp.	9,000	$2,074,050
Parker-Hannifin Corp.	1,000	976,530
		4,787,300
MEDIA - 0.2%
DoubleVerify Holdings, Inc.(a)	34,000	382,500

OIL, GAS & CONSUMABLE FUELS - 2.2%
ConocoPhillips	21,000	2,530,080
Range Resources Corp.	50,000	2,007,000
		4,537,080
PHARMACEUTICALS - 0.4%
Eli Lilly & Co.	700	804,188

PROFESSIONAL SERVICES - 1.5%
ExlService Holdings, Inc.(a)	58,000	1,967,940
Genpact Ltd.	33,000	1,160,610
		3,128,550
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Jones Lang LaSalle, Inc.(a)	6,000	2,130,180

RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.7%
Brixmor Property Group, Inc.	48,000	1,512,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.5%
Advanced Micro Devices, Inc.(a)	1,000	476,150
Analog Devices, Inc.	7,000	2,571,870
Broadcom, Inc.	9,000	3,503,520
Cirrus Logic, Inc.(a)	16,000	2,069,600
KLA Corp.	10,000	1,828,200
Lam Research Corp.	11,000	3,223,220
Micron Technology, Inc.	2,000	1,646,060
NVIDIA Corp.	82,000	16,461,500
Texas Instruments, Inc.	10,000	2,757,400
		34,537,520
SOFTWARE - 9.6%
Adobe, Inc.(a)	10,000	2,504,100
Autodesk, Inc.(a)	7,000	1,639,400
Dropbox, Inc., Class A(a)	60,000	1,953,600
Fortinet, Inc.(a)	16,000	2,591,200
	Shares	Value
Microsoft Corp.	18,000	$8,364,960
RingCentral, Inc., Class A	13,000	723,060
Salesforce, Inc.	13,000	2,392,260
		20,168,580
SPECIALTY RETAIL - 1.8%
Gap, Inc. (The)	65,000	1,305,850
TJX Cos., Inc. (The)	16,000	2,517,440
		3,823,290
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.4%
Apple, Inc.	47,000	14,518,770
Dell Technologies, Inc., Class C	6,000	2,432,220
Western Digital Corp.	5,000	2,724,200
		19,675,190
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
Crocs, Inc.(a)	15,000	1,920,150
Tapestry, Inc.	2,000	304,740
		2,224,890
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	22,000	2,100,560

TOTAL COMMON STOCKS (COST $174,580,492)		208,791,378
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(b)	219,114	219,114
TOTAL MONEY MARKET FUND (COST $219,114)		219,114

TOTAL INVESTMENTS (COST $174,799,606) - 100.0%		209,010,492

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(8,245)
NET ASSETS - 100.0%		$209,002,247

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2026.

PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.8%

AEROSPACE & DEFENSE - 0.1%
General Electric Co.	1,000	$360,070

AUTOMOBILES - 1.9%
Tesla, Inc.(a)	16,000	4,979,360

BANKS - 2.1%
Citigroup, Inc.	21,000	2,781,450
Popular, Inc.	16,000	2,803,360
		5,584,810
BIOTECHNOLOGY - 2.4%
Exelixis, Inc.(a)	49,000	2,598,470
Gilead Sciences, Inc.	8,000	1,041,680
Incyte Corp.(a)	22,000	2,629,440
		6,269,590
BUILDING PRODUCTS - 1.0%
Johnson Controls International PLC	19,000	2,786,540

CAPITAL MARKETS - 2.4%
Ameriprise Financial, Inc.	4,000	2,183,360
Bank of New York Mellon Corp. (The)	18,000	2,813,940
Interactive Brokers Group, Inc., Class A	15,000	1,319,850
		6,317,150
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Tetra Tech, Inc.	73,000	2,420,680
Veralto Corp.	25,000	2,354,250
		4,774,930
COMMUNICATIONS EQUIPMENT - 0.9%
Ciena Corp.(a)	6,000	2,262,300

CONSTRUCTION & ENGINEERING - 1.2%
Comfort Systems USA, Inc.	1,900	3,286,411

CONSUMER FINANCE - 0.4%
Synchrony Financial	15,300	1,159,587

DIVERSIFIED CONSUMER SERVICES - 0.8%
Grand Canyon Education, Inc.(a)	15,000	2,180,100

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
Iridium Communications, Inc.	45,000	$2,130,300

ELECTRICAL EQUIPMENT - 1.1%
Rockwell Automation, Inc.	6,000	2,880,480

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
Jabil, Inc.	8,000	2,520,400
Keysight Technologies, Inc.(a)	10,000	3,190,800
		5,711,200
ENERGY EQUIPMENT & SERVICES - 1.0%
TechnipFMC PLC	37,000	2,651,420

ENTERTAINMENT - 1.0%
Roku, Inc.(a)	19,000	2,755,190

FINANCIAL SERVICES - 5.8%
Mastercard, Inc., Class A	12,000	6,877,200
Visa, Inc., Class A	18,000	6,590,340
WEX, Inc.(a)	10,000	1,869,600
		15,337,140
FOOD PRODUCTS - 0.4%
Darling Ingredients, Inc.(a)	16,000	970,240

HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Dexcom, Inc.(a)	40,000	3,338,000

HEALTH CARE PROVIDERS & SERVICES - 3.2%
Cardinal Health, Inc.	12,000	2,760,360
Centene Corp.(a)	44,000	2,737,680
DaVita, Inc.(a)	12,000	2,881,080
		8,379,120
HOTELS, RESTAURANTS & LEISURE - 3.5%
Airbnb, Inc., Class A(a)	21,000	3,181,920
Expedia Group, Inc.	10,000	2,947,400
Hilton Worldwide Holdings, Inc.	10,000	3,204,900
		9,334,220
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP GROWTH FUND

	Shares	Value
INTERACTIVE MEDIA & SERVICES - 12.7%
Alphabet, Inc., Class A	79,000	$28,134,270
Meta Platforms, Inc., Class A	10,000	5,567,100
		33,701,370
IT SERVICES - 1.5%
Twilio, Inc., Class A(a)	15,000	2,960,250
VeriSign, Inc.	4,000	1,160,080
		4,120,330
MACHINERY - 0.3%
Caterpillar, Inc.	1,000	814,810

MEDIA - 1.0%
DoubleVerify Holdings, Inc.(a)	232,000	2,610,000

PHARMACEUTICALS - 1.9%
Eli Lilly & Co.	4,500	5,169,780

PROFESSIONAL SERVICES - 1.4%
ExlService Holdings, Inc.(a)	72,000	2,442,960
Genpact Ltd.	34,000	1,195,780
		3,638,740
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Jones Lang LaSalle, Inc.(a)	7,000	2,485,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.9%
Advanced Micro Devices, Inc.(a)	8,000	3,809,200
Applied Materials, Inc.	2,000	1,015,340
Broadcom, Inc.	32,000	12,456,960
KLA Corp.	8,000	1,462,560
Lam Research Corp.	5,000	1,465,100
Micron Technology, Inc.	6,000	4,938,180
NVIDIA Corp.	181,000	36,335,750
Texas Instruments, Inc.	17,000	4,687,580
		66,170,670
	Shares	Value
SOFTWARE - 9.9%
Autodesk, Inc.(a)	13,000	$3,044,600
Dropbox, Inc., Class A(a)	81,000	2,637,360
Fortinet, Inc.(a)	22,000	3,562,900
Microsoft Corp.	25,000	11,618,000
Nutanix, Inc., Class A(a)	44,000	2,596,440
RingCentral, Inc., Class A	10,000	556,200
Teradata Corp.(a)	77,000	2,386,230
		26,401,730
SPECIALTY RETAIL - 2.2%
Five Below, Inc.(a)	13,000	2,822,690
Ross Stores, Inc.	12,000	3,012,840
		5,835,530
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.2%
Apple, Inc.	39,000	12,047,490
Western Digital Corp.	8,000	4,358,720
		16,406,210
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)	12,000	1,536,120
Tapestry, Inc.	19,000	2,895,030
		4,431,150
TOTAL COMMON STOCKS (COST $226,840,063)		265,233,688

TOTAL INVESTMENTS (COST $226,840,063) - 99.8%		265,233,688

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		407,037
NET ASSETS - 100.0%		$265,640,725

(a)	Non-income producing security.

PLC — Public Limited Company
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AIR FREIGHT & LOGISTICS - 1.0%
FedEx Corp.	5,000	$1,537,000

AUTOMOBILE COMPONENTS - 2.0%
Aptiv PLC(a)	20,000	1,129,400
BorgWarner, Inc.	20,000	1,274,800
Lear Corp.	5,000	653,200
		3,057,400
AUTOMOBILES - 1.2%
General Motors Co.	21,000	1,866,060

BANKS - 11.5%
Bank of America Corp.	51,000	3,159,450
Citigroup, Inc.	17,000	2,251,650
Citizens Financial Group, Inc.	22,000	1,576,300
JPMorgan Chase & Co.	7,000	2,462,530
PNC Financial Services Group, Inc. (The)	8,000	1,998,960
Popular, Inc.	9,000	1,576,890
U.S. Bancorp	30,000	1,890,300
Webster Financial Corp.	4,000	308,880
Wells Fargo & Co.	25,000	2,161,250
Zions Bancorp	3,000	209,100
		17,595,310
BIOTECHNOLOGY - 3.1%
AbbVie, Inc.	5,000	1,254,700
Gilead Sciences, Inc.	17,000	2,213,570
Incyte Corp.(a)	10,300	1,231,056
		4,699,326
BROADLINE RETAIL - 6.5%
Amazon.com, Inc.(a)	31,000	8,418,980
Macy's, Inc.	63,000	1,563,660
		9,982,640
BUILDING PRODUCTS - 2.1%
A.O. Smith Corp.	21,000	1,262,730
Johnson Controls International PLC	13,000	1,906,580
		3,169,310
CAPITAL MARKETS - 7.9%
Affiliated Managers Group, Inc.	4,000	1,466,920
Bank of New York Mellon Corp. (The)	13,000	2,032,290
	Shares	Value
Charles Schwab Corp. (The)	21,000	$2,210,040
Goldman Sachs Group, Inc. (The)	300	305,514
Morgan Stanley	12,000	2,525,040
Northern Trust Corp.	9,000	1,639,710
SEI Investments Co.	1,000	102,980
State Street Corp.	10,000	1,841,600
		12,124,094
CHEMICALS - 0.9%
Corteva, Inc.	17,000	1,338,070

COMMERCIAL SERVICES & SUPPLIES - 0.3%
Tetra Tech, Inc.	14,000	464,240

COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc.	30,000	3,479,700

CONSUMER FINANCE - 0.9%
Synchrony Financial	19,000	1,440,010

CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
Walmart, Inc.	3,000	333,600

DIVERSIFIED CONSUMER SERVICES - 1.5%
ADT, Inc.	225,000	1,719,000
Grand Canyon Education, Inc.(a)	4,000	581,360
		2,300,360
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.2%
AT&T, Inc.	94,000	2,185,500
Comcast Corp., Class A	76,000	1,820,960
Verizon Communications, Inc.	50,000	2,340,500
		6,346,960
ELECTRICAL EQUIPMENT - 1.2%
nVent Electric PLC	4,000	615,320
Sensata Technologies Holding PLC	28,000	1,296,120
		1,911,440
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
Flex Ltd.(a)	13,000	$1,478,750
Jabil, Inc.	4,000	1,260,200
		2,738,950
ENERGY EQUIPMENT & SERVICES - 1.7%
TechnipFMC PLC	20,000	1,433,200
Weatherford International PLC	13,000	1,141,270
		2,574,470
ENTERTAINMENT - 0.7%
Electronic Arts, Inc.	5,000	1,049,300

FINANCIAL SERVICES - 3.3%
Berkshire Hathaway, Inc., Class B(a)	5,000	2,557,700
Western Union Co. (The)	147,000	934,920
WEX, Inc.(a)	8,000	1,495,680
		4,988,300
GROUND TRANSPORTATION - 1.0%
Ryder System, Inc.	6,000	1,538,520

HEALTH CARE PROVIDERS & SERVICES - 3.2%
Cardinal Health, Inc.	7,000	1,610,210
Cigna Group (The)	4,000	1,116,200
CVS Health Corp.	20,000	2,088,600
		4,815,010
INDUSTRIAL CONGLOMERATES - 1.1%
Honeywell International, Inc.	7,000	1,701,350

INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.3%
Prologis, Inc.	14,000	2,024,540

INSURANCE - 1.4%
MetLife, Inc.	12,000	1,153,560
Primerica, Inc.	3,000	959,880
		2,113,440
INTERACTIVE MEDIA & SERVICES - 1.0%
Match Group, Inc.	40,000	1,576,400

LEISURE PRODUCTS - 0.8%
YETI Holdings, Inc.(a)	24,000	1,174,560
	Shares	Value

LIFE SCIENCES TOOLS & SERVICES - 1.1%
Illumina, Inc.(a)	8,000	$1,640,800

MACHINERY - 4.0%
AGCO Corp.	12,000	1,225,920
Cummins, Inc.	2,000	1,268,400
IDEX Corp.	7,000	1,613,150
Parker-Hannifin Corp.	2,000	1,953,060
		6,060,530
METALS & MINING - 1.2%
Newmont Corp.	20,000	1,874,200

OIL, GAS & CONSUMABLE FUELS - 2.8%
ConocoPhillips	18,000	2,168,640
EOG Resources, Inc.	6,000	892,140
ExxonMobil Holdings Corp.	8,000	1,243,520
		4,304,300
PROFESSIONAL SERVICES - 1.0%
Genpact Ltd.	42,000	1,477,140

REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.0%
CBRE Group, Inc., Class A(a)	11,000	1,614,910
Jones Lang LaSalle, Inc.(a)	4,000	1,420,120
		3,035,030
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
Analog Devices, Inc.	6,000	2,204,460
Cirrus Logic, Inc.(a)	10,000	1,293,500
Intel Corp.(a)	1,000	90,200
QUALCOMM, Inc.	14,000	2,066,540
		5,654,700
SOFTWARE - 7.3%
Adobe, Inc.(a)	7,000	1,752,870
Dropbox, Inc., Class A(a)	48,000	1,562,880
Microsoft Corp.	12,000	5,576,640
Salesforce, Inc.	12,000	2,208,240
		11,100,630
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD LARGE CAP VALUE FUND

	Shares	Value
SPECIALTY RETAIL - 2.0%
Gap, Inc. (The)	57,000	$1,145,130
TJX Cos., Inc. (The)	12,000	1,888,080
		3,033,210
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.5%
Apple, Inc.	32,000	9,885,120
Dell Technologies, Inc., Class C	5,000	2,026,850
Western Digital Corp.	2,000	1,089,680
		13,001,650
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
Crocs, Inc.(a)	12,000	1,536,120

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Millicom International Cellular SA	16,000	1,527,680

TOTAL COMMON STOCKS (COST $130,569,630)		152,186,350
	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(b)	83,149	$83,149
TOTAL MONEY MARKET FUND (COST $83,149)		83,149

TOTAL INVESTMENTS (COST $130,652,779) - 99.8%		152,269,499

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		316,654
NET ASSETS - 100.0%		$152,586,153

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2026.

PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 56.1%

AEROSPACE & DEFENSE - 3.0%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,978,735
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,015,600
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,473,833
		6,468,168
AIR FREIGHT & LOGISTICS - 1.7%
FedEx Corp., 5.10%, 1/15/44	1,000,000	888,614
Union Pacific Corp., 4.50%, 1/20/33	2,000,000	1,957,287
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	723,303
		3,569,204
BANKS - 1.1%
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,809,755
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	498,837
		2,308,592
BEVERAGES - 1.4%
Keurig Dr Pepper, Inc., 5.15%, 5/15/35	2,000,000	1,944,457
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	957,431
		2,901,888
BIOTECHNOLOGY - 2.3%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,893,718
Gilead Sciences, Inc., 4.60%, 9/1/35, (Callable 3/1/35 @ 100)	1,000,000	954,438
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,018,803
		4,866,959
CAPITAL MARKETS - 2.1%
Charles Schwab Corp. (The), 5.00%(H15T5Y + 326 bps), 6/1/27(a)	1,000,000	998,137
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,509,756
Morgan Stanley, 4.56%(SOFRINDX + 96 bps), 4/10/30(a)	2,000,000	1,979,444
		4,487,337
CHEMICALS - 0.3%
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	718,130

	Principal Amount	Value
CONSUMER FINANCE - 0.9%
American Express Co., 4.05%, 5/3/29	$1,000,000	$987,100
American Express Co., 4.80%(SOFRRATE + 124 bps), 10/24/36(a)	1,000,000	947,689
		1,934,789
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
Kroger Co. (The), 4.50%, 1/15/29	1,000,000	994,674
Sysco Corp., 3.25%, 7/15/27	1,000,000	988,639
Target Corp., 4.50%, 9/15/34, (Callable 6/15/34 @ 100)	2,000,000	1,905,912
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,919,576
		5,808,801
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,896,833

ELECTRIC UTILITIES - 1.8%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,931,830
Exelon Corp., 5.30%, 3/15/33	2,000,000	1,998,881
		3,930,711
ELECTRICAL EQUIPMENT - 0.9%
GE Vernova, Inc. , 4.25%, 2/4/31	2,000,000	1,950,110

ENTERTAINMENT - 1.3%
Walt Disney Co. (The), 4.63%, 3/23/40	3,000,000	2,714,550

FINANCIAL SERVICES - 1.8%
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,070,554
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,885,652
		3,956,206
FOOD PRODUCTS - 2.3%
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,983,672
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,958,403
The Campbell's Co., 4.15%, 3/15/28	1,000,000	989,760
		4,931,835
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,019,478
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CVS Health Corp., 5.13%, 2/21/30	$1,000,000	$1,005,131
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,941,782
		4,966,391
HOTELS, RESTAURANTS & LEISURE - 1.9%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	960,493
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,736,780
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,430,199
		4,127,472
HOUSEHOLD PRODUCTS - 2.7%
Clorox Co. (The), 4.60%, 5/1/32, (Callable 2/1/32 @ 100)	1,000,000	970,217
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,965,576
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	946,870
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,932,813
		5,815,476
INSURANCE - 2.1%
Aflac, Inc., 3.60%, 4/1/30	1,000,000	957,674
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,017,630
Prudential Financial, Inc., 5.13%(H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,457,430
		4,432,734
IT SERVICES - 2.0%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	985,138
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	934,681
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,471,294
		4,391,113
MACHINERY - 1.9%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	1,995,323
John Deere Capital Corp., 4.50%, 1/16/29	2,000,000	1,997,228
		3,992,551
OIL, GAS & CONSUMABLE FUELS - 4.0%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,584,263
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,019,934
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,941,923
Valero Energy Corp., 5.15%, 3/10/36	2,000,000	1,932,481
		8,478,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,855,681
	Principal Amount	Value
Lam Research Corp., 4.00%, 3/15/29	$1,000,000	$982,792
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,591,613
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,818,374
		8,248,460
SOFTWARE - 3.3%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	1,956,004
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,730,450
Microsoft Corp., 4.10%, 2/6/37, (Callable 8/6/36 @ 100)	1,000,000	918,296
Oracle Corp., 3.25%, 11/15/27	1,000,000	977,171
Oracle Corp., 4.90%, 2/6/33	500,000	459,958
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	986,258
		7,028,137
SPECIALTY RETAIL - 3.7%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	1,966,795
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,078,273
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,944,696
O'Reilly Automotive, Inc., 4.70%, 6/15/32	1,000,000	982,854
Tractor Supply Co., 5.25%, 5/15/33	1,000,000	992,797
		7,965,415
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Apple, Inc., 1.65%, 5/11/30	1,000,000	897,767
Apple, Inc., 3.45%, 2/9/45	1,000,000	726,683
		1,624,450
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,815,574
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	931,271
Tapestry, Inc., 5.10%, 3/11/30	1,000,000	1,000,722
		4,747,567
TRADING COMPANIES & DISTRIBUTORS - 0.8%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,707,262

TOTAL CORPORATE BONDS (COST $127,321,428)		119,969,742
MUNICIPAL BONDS - 2.3%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	444,826
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value

LOUISIANA - 0.0%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	$100,000	$89,426

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,052,862

TEXAS - 1.6%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30	995,000	905,746
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31	1,240,000	1,076,133
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33	895,000	747,269
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	494,359
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AG Insured), 2.58%, 9/1/31	100,000	90,519
		3,314,026
TOTAL MUNICIPAL BONDS (COST $5,682,389)		4,901,140
U.S. GOVERNMENT AGENCIES - 5.3%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	939,917
Federal Home Loan Bank
1.00%, 3/16/27	2,000,000	1,961,247
1.07%, 1/25/30	1,000,000	890,861
1.75%, 8/25/28	1,350,000	1,280,786
2.00%, 9/30/26	2,000,000	1,993,880
2.25%, 4/29/31, (Callable 10/29/26 @ 100)(b)	730,769	694,476
2.75%, 2/22/34	1,000,000	865,132
3.00%, 2/24/37, (Callable 8/7/26 @ 100)	1,000,000	824,871
4.75%, 3/10/34	1,000,000	1,000,158
		9,511,411
Federal Home Loan Mortgage Corp., 1.05%, 7/21/28	1,000,000	937,202
TOTAL U.S. GOVERNMENT AGENCIES (COST $12,100,541)		11,388,530
	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.1%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	$18,815	$18,778
3.50%, 2/1/34	87,054	84,437
3.50%, 10/1/49	172,422	154,614
3.50%, 12/15/48	251,269	240,170
6.00%, 3/1/38	9,573	9,942
		507,941
Federal National Mortgage Association
1.50%, 11/25/44	1,093,947	964,765
3.50%, 2/1/43	102,570	94,937
3.50%, 4/1/48	277,497	252,898
4.00%, 9/1/33	53,882	52,923
4.00%, 10/1/46	211,564	197,646
6.00%, 6/1/36	64,832	64,319
6.20% (RFUCCT1Y + 182 bps), 5/1/36(a)	24,691	25,316
		1,652,804
Government National Mortgage Association
4.50%, 6/15/40	47,230	45,500
4.50%, 8/20/38	16,194	15,660
5.00%, 5/20/40	27,635	26,935
6.00%, 10/15/37	10,573	11,138
6.00%, 6/15/37	10,409	10,784
		110,017
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $2,558,134)		2,270,762
U.S. TREASURY OBLIGATIONS - 31.6%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,220,156
1.75%, 1/15/28	3,199,320	3,163,764
4.00%, 11/15/42	4,000,000	3,473,125
4.25%, 5/15/39	2,000,000	1,877,344
4.38%, 2/15/38	1,000,000	966,523
4.50%, 8/15/39	2,000,000	1,915,625
4.50%, 2/15/44	2,000,000	1,829,844
		14,446,381
U.S. Treasury Notes
1.25%, 4/15/28	3,351,810	3,284,869
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
1.38%, 7/15/33	$1,103,440	$1,044,656
2.13%, 1/15/35	1,061,900	1,042,598
3.50%, 2/15/33	4,000,000	3,766,250
3.63%, 9/30/31	1,000,000	962,422
3.75%, 8/31/31	2,000,000	1,937,422
3.75%, 8/31/26	1,000,000	999,844
3.88%, 8/15/34	1,000,000	949,492
3.88%, 8/31/32	1,000,000	966,601
4.00%, 10/31/29	2,000,000	1,978,516
4.00%, 7/31/30	3,000,000	2,956,875
4.00%, 2/15/34	2,000,000	1,923,750
4.00%, 4/30/32	1,000,000	975,742
4.00%, 6/30/32	3,000,000	2,923,594
4.00%, 7/31/32	2,000,000	1,947,500
4.00%, 1/31/33	1,000,000	969,922
4.13%, 10/31/27	1,000,000	999,062
4.13%, 11/15/32	2,000,000	1,956,875
4.13%, 8/31/30	2,000,000	1,979,141
4.13%, 3/31/31	3,000,000	2,962,617
4.13%, 7/31/31	2,000,000	1,972,187
4.13%, 10/31/26	1,000,000	1,000,383
4.13%, 2/29/32	2,000,000	1,966,172
4.13%, 2/15/36	1,000,000	955,625
4.25%, 2/28/31	2,000,000	1,986,094
4.25%, 11/15/34	2,000,000	1,945,547
4.25%, 8/15/35	3,000,000	2,904,727
4.38%, 11/30/28	1,000,000	1,001,367
4.38%, 5/15/34	3,000,000	2,952,422
		53,212,272
TOTAL U.S. TREASURY OBLIGATIONS (COST $70,240,991)		67,658,653

	Shares	Value
INVESTMENT COMPANIES - 0.9%
iShares JPMorgan USD Emerging Markets Bond ETF	20,000	$1,893,200
TOTAL INVESTMENT COMPANIES (COST $1,954,426)		1,893,200
	Shares	Value
MONEY MARKET FUND - 2.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(c)	4,341,037	$4,341,037
TOTAL MONEY MARKET FUND (COST $4,341,037)		4,341,037

TOTAL INVESTMENTS (COST $224,198,946) - 99.3%		212,423,064

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,488,274
NET ASSETS - 100.0%		$213,911,338

(a)
Variable rate security. The interest rate shown represents the rate in effect at July 31, 2026. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2026.
(c)	7-day current yield as of July 31, 2026.

AG — Aktiengesellschaft
bps — Basis Points
ETF — Exchange-Traded Fund
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback
SOFRINDX — Secured Overnight Financing Rate Index
SOFRRATE — Secured Overnight Financing Rate
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

Country Diversification	Percent*
United Kingdom	28.4%
Japan	15.1
Netherlands	12.5
China	7.0
Taiwan	5.6
Spain	4.9
Germany	4.8
France	3.4
Switzerland	3.2
Australia	3.0
India	2.0
Brazil	1.9
United States	1.3
Republic of Korea (South)	1.1
Mexico	1.0
Finland	0.8
Italy	0.7
Singapore	0.6
Norway	0.5
Sweden	0.4
Ireland (Republic of)	0.4
Luxembourg	0.3
Israel	0.3
Indonesia	0.2
Belgium	0.2
Chile	0.1
Denmark	0.1
South Africa	0.1
Colombia	0.0**
Hong Kong	0.0**
Total Investments	99.9%

*	Percentages indicated are based on net assets as of July 31, 2026.
**	Amount rounds to less than 0.1%.
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
COMMON STOCKS - 97.4%

AIR FREIGHT & LOGISTICS - 0.1%
ZTO Express Cayman, Inc., ADR	16,627	$399,381

AUTOMOBILES - 1.4%
Honda Motor Co. Ltd., Sponsored ADR	111,053	3,343,806
Li Auto, Inc., ADR(a)	45,452	619,510
NIO, Inc., ADR(a)	26,351	128,593
XPeng, Inc., ADR(a)	46,962	610,506
		4,702,415
BANKS - 24.3%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	271,378	7,585,015
Banco Santander SA, Sponsored ADR	630,931	8,896,127
Barclays PLC, Sponsored ADR	165,487	4,550,893
HDFC Bank Ltd., ADR	78,488	1,878,218
HSBC Holdings PLC, Sponsored ADR	154,219	16,411,986
ICICI Bank Ltd., Sponsored ADR	86,970	2,608,230
ING Groep N.V., Sponsored ADR	138,570	4,840,250
KB Financial Group, Inc., ADR	12,924	1,522,706
Lloyds Banking Group PLC, ADR	805,398	4,969,306
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	539,369	12,108,834
Mizuho Financial Group, Inc., ADR	384,648	4,015,725
NatWest Group PLC, Sponsored ADR	196,793	3,727,259
Shinhan Financial Group Co. Ltd., ADR	17,672	1,235,803
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	289,381	7,489,180
Woori Financial Group, Inc., Sponsored ADR	12,045	830,262
		82,669,794
BIOTECHNOLOGY - 3.6%
Abivax SA, ADR(a)	6,752	843,460
Amarin Corp. PLC, ADR(a)	5,897	84,091
Argenx SE, ADR(a)	5,806	4,957,279
BeOne Medicines Ltd., ADR(a)	7,579	2,395,040
Bicycle Therapeutics PLC, ADR(a)	11,209	43,267
BioNTech SE, ADR(a)	21,315	1,930,713
DBV Technologies SA, Sponsored ADR(a)	4,051	54,689
Immunocore Holdings PLC, ADR(a)	35,726	1,207,896
Lakefront Biotherapeutics N.V., ADR(a)	16,569	450,842
Mesoblast Ltd., Sponsored ADR(a)	6,507	92,204
Nanobiotix SA, ADR(a)	1,048	40,227
Pharming Group N.V., ADR(a)	12,463	125,627
Silence Therapeutics PLC, ADR(a)	5,800	60,842
Telix Pharmaceuticals Ltd., ADR(a)	3,943	38,996
		12,325,173
	Shares	Value
BROADLINE RETAIL - 5.1%
Alibaba Group Holding Ltd., Sponsored ADR	92,222	$11,274,140
JD.com, Inc., ADR	40,207	1,327,233
PDD Holdings, Inc., ADR(a)	32,920	2,915,395
Sea Ltd., ADR(a)	18,007	1,922,067
		17,438,835
CAPITAL MARKETS - 3.4%
Deutsche Bank AG	95,482	3,504,189
Futu Holdings Ltd., ADR	672	70,641
Nomura Holdings, Inc., Sponsored ADR	85,620	828,802
UBS Group AG	138,195	7,288,404
		11,692,036
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Rentokil Initial PLC, Sponsored ADR	30,329	708,485

COMMUNICATIONS EQUIPMENT - 1.2%
Nokia Oyj, Sponsored ADR	304,147	2,779,903
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,408,726
		4,188,629
CONSTRUCTION & ENGINEERING - 0.1%
Cadeler A/S, ADR(a)	18,429	418,523

CONSTRUCTION MATERIALS - 0.3%
CEMEX SAB de CV, Sponsored ADR	75,555	893,060

DIVERSIFIED CONSUMER SERVICES - 0.7%
New Oriental Education & Technology Group, Inc., Sponsored ADR	11,030	649,557
Pearson PLC, Sponsored ADR	97,434	1,650,532
		2,300,089
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Chunghwa Telecom Co. Ltd., Sponsored ADR	47,522	2,024,913
Telkom Indonesia Persero Tbk PT, ADR	35,373	518,568
		2,543,481
ENTERTAINMENT - 0.7%
NetEase, Inc., ADR	17,363	2,313,967

FINANCIAL SERVICES - 1.2%
ORIX Corp., Sponsored ADR	102,012	4,112,104

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
FOOD PRODUCTS - 0.2%
Magnum Ice Cream Co. N.V. (The)(a)	34,871	$648,949

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	214,208

HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
Brainsway Ltd., ADR(a)	25,351	386,096
Koninklijke Philips N.V., Sponsored NYS	78,871	2,074,307
Smith & Nephew PLC, Sponsored ADR	66,502	2,098,803
		4,559,206
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG, ADR	36,535	937,488

HOTELS, RESTAURANTS & LEISURE - 1.4%
H World Group Ltd., ADR	6,925	295,628
InterContinental Hotels Group PLC, ADR	21,438	3,478,959
Trip.com Group Ltd., ADR(a)	17,536	824,367
		4,598,954
HOUSEHOLD DURABLES - 2.2%
Sony Group Corp., Sponsored ADR	320,714	7,459,808

INSURANCE - 0.8%
Aegon Ltd., Sponsored NYS	101,941	962,323
Prudential PLC, ADR	61,212	1,852,275
		2,814,598
INTERACTIVE MEDIA & SERVICES - 0.3%
Baidu, Inc., Sponsored ADR(a)	9,107	1,011,879

IT SERVICES - 0.6%
Endava PLC, Sponsored ADR(a)	2,407	7,197
Infosys Ltd., Sponsored ADR	179,816	2,163,186
		2,170,383
MEDIA - 0.1%
Criteo SA(a)	18,292	399,131

METALS & MINING - 5.6%
ArcelorMittal SA, Sponsored NYS	15,903	1,115,437
BHP Group Ltd., Sponsored ADR	117,455	9,923,773
	Shares	Value
Gold Fields Ltd., Sponsored ADR	11,353	$368,064
POSCO Holdings, Inc., Sponsored ADR	3,420	181,841
Rio Tinto PLC, Sponsored ADR	61,925	5,997,436
Vale SA, Sponsored ADR	90,960	1,369,858
		18,956,409
MULTI-UTILITIES - 2.1%
National Grid PLC, Sponsored ADR	89,681	7,171,790

OIL, GAS & CONSUMABLE FUELS - 9.5%
BP PLC, Sponsored ADR	97,173	4,394,163
Eni S.p.A., Sponsored ADR	40,138	2,230,067
Equinor ASA, Sponsored ADR	44,053	1,810,578
Petroleo Brasileiro SA, Sponsored ADR(a)	25,860	501,684
Shell PLC, ADR	142,860	13,140,263
TotalEnergies SE	115,009	10,104,691
		32,181,446
PASSENGER AIRLINES - 0.4%
Ryanair Holdings PLC, Sponsored ADR	20,727	1,212,737

PERSONAL CARE PRODUCTS - 3.7%
Unilever PLC, Sponsored ADR	197,281	12,509,588

PHARMACEUTICALS - 5.7%
AgomAb Therapeutics N.V.(a)	4,109	52,883
Haleon PLC, ADR	618,632	6,105,898
HUTCHMED China Ltd., ADR(a)	84,097	936,000
Takeda Pharmaceutical Co. Ltd., ADR	711,871	12,165,875
		19,260,656
PROFESSIONAL SERVICES - 1.0%
RELX PLC, Sponsored ADR	100,829	3,571,363

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
KE Holdings, Inc., ADR	15,738	266,759

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.2%
ARM Holdings PLC, ADR(a)	5,326	1,276,589
ASE Industrial Holding Co. Ltd., ADR	46,723	1,643,248
ASML Holding N.V., Sponsored NYS	17,835	29,053,215
Silicon Motion Technology Corp., ADR	81	20,541
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED INTERNATIONAL FUND

	Shares	Value
STMicroelectronics N.V., Sponsored NYS	18,599	$974,402
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	33,780	13,655,565
United Microelectronics Corp., Sponsored ADR	91,692	1,744,899
		48,368,459
SOFTWARE - 3.1%
Nice Ltd., Sponsored ADR(a)	6,567	648,754
SAP SE, Sponsored ADR	54,280	9,966,894
		10,615,648
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Logitech International SA	10,861	1,113,035

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,318	938,517

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	87,585	477,338

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
America Movil SAB de CV, ADR	61,556	1,560,445
Vodafone Group PLC, Sponsored ADR	112,382	1,773,388
		3,333,833
TOTAL COMMON STOCKS (COST $274,594,203)		331,498,154
MONEY MARKET FUND - 1.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(b)	3,441,905	3,441,905
TOTAL MONEY MARKET FUND (COST $3,441,905)		3,441,905
PREFERRED STOCKS - 1.5%

BANKS - 0.7%
Grupo Cibest SA, ADR, 5.74%(c)	1,621	149,975
Itau Unibanco Holding SA, Sponsored ADR, 3.87%(c)	268,756	2,273,676
		2,423,651
	Shares	Value
BIOTECHNOLOGY - 0.0%
Grifols SA, ADR, 1.34%(c)	4,960	$39,035
CHEMICALS - 0.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.52%(c)	7,321	490,946
OIL, GAS & CONSUMABLE FUELS - 0.6%
Petroleo Brasileiro SA, Sponsored ADR (New York Stock Exchange), 2.69%(c)	111,545	1,912,997
TOTAL PREFERRED STOCKS (COST $3,647,946)		4,866,629

TOTAL INVESTMENTS (COST $281,684,054) - 99.9%		339,806,688

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		500,051
NET ASSETS - 100.0%		$340,306,739

(a)	Non-income producing security.
(b)	7-day current yield as of July 31, 2026.
(c)	Current yield. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.4%

AEROSPACE & DEFENSE - 2.1%
Axon Enterprise, Inc.(a)	313	$165,189
Boeing Co. (The)(a)	3,877	837,975
General Dynamics Corp.	570	218,550
General Electric Co.	5,819	2,095,247
Honeywell Aerospace, Inc.(a)	2,340	483,772
Howmet Aerospace, Inc.	2,143	604,883
L3Harris Technologies, Inc.	921	255,172
Lockheed Martin Corp.	779	453,955
Northrop Grumman Corp.	269	145,927
RTX Corp.	6,946	1,494,918
Textron, Inc.	597	50,900
TransDigm Group, Inc.	43	53,938
		6,860,426
AIR FREIGHT & LOGISTICS - 0.3%
C.H. Robinson Worldwide, Inc.	2,230	329,438
Expeditors International of Washington, Inc.	1,454	244,112
FedEx Corp.	151	46,417
United Parcel Service, Inc., Class B	3,302	344,135
		964,102
AUTOMOBILES - 1.6%
Ford Motor Co.	24,591	360,996
General Motors Co.	4,638	412,133
Tesla, Inc.(a)	13,897	4,324,885
		5,098,014
BANKS - 3.7%
Bank of America Corp.	38,335	2,374,853
Citigroup, Inc.	9,308	1,232,845
Citizens Financial Group, Inc.	1,163	83,329
Fifth Third Bancorp	4,350	245,775
Huntington Bancshares, Inc.	12,350	210,444
JPMorgan Chase & Co.	14,288	5,026,376
KeyCorp	7,900	178,461
Regions Financial Corp.	7,892	244,257
Truist Financial Corp.	7,326	379,780
U.S. Bancorp	7,905	498,094
Wells Fargo & Co.	17,881	1,545,812
		12,020,026
BEVERAGES - 1.3%
Coca-Cola Co. (The)	25,724	2,253,165
Keurig Dr Pepper, Inc.	5,015	156,067
Monster Beverage Corp.(a)	6,052	583,292
PepsiCo, Inc.	8,587	1,198,401
		4,190,925
	Shares	Value
BIOTECHNOLOGY - 2.0%
AbbVie, Inc.	11,362	$2,851,180
Amgen, Inc.	3,825	1,473,237
Gilead Sciences, Inc.	10,159	1,322,804
Incyte Corp.(a)	5,182	619,353
Moderna, Inc.(a)	1,993	109,256
		6,375,830
BROADLINE RETAIL - 4.2%
Amazon.com, Inc.(a)	48,832	13,261,795
eBay, Inc.	3,111	354,685
		13,616,480
BUILDING PRODUCTS - 0.8%
A.O. Smith Corp.	807	48,525
Allegion PLC	77	12,120
Builders FirstSource, Inc.(a)	87	5,780
Carrier Global Corp.	9,357	578,356
Johnson Controls International PLC	4,622	677,863
Lennox International, Inc.	781	324,802
Masco Corp.	1,108	79,200
Trane Technologies PLC	1,762	801,622
		2,528,268
CAPITAL MARKETS - 2.9%
Bank of New York Mellon Corp. (The)	5,406	845,120
Blackrock, Inc.	306	333,659
Blackstone, Inc.	3,582	457,601
Cboe Global Markets, Inc.	339	105,168
Charles Schwab Corp. (The)	7,781	818,873
CME Group, Inc.	1,865	499,428
Coinbase Global, Inc., Class A(a)	678	99,164
FactSet Research Systems, Inc.	1,507	396,642
Franklin Resources, Inc.	2,300	77,878
Goldman Sachs Group, Inc. (The)	1,340	1,364,629
Intercontinental Exchange, Inc.	3,189	486,259
Invesco Ltd.	2,500	74,000
Moody's Corp.	182	87,065
Morgan Stanley	6,722	1,414,443
MSCI, Inc.	26	14,878
Nasdaq, Inc.	5,973	562,597
Northern Trust Corp.	683	124,436
Raymond James Financial, Inc.	875	153,983
Robinhood Markets, Inc., Class A(a)	3,937	340,787
S&P Global, Inc.	939	386,802
State Street Corp.	1,585	291,894
T. Rowe Price Group, Inc.	4,099	458,063
		9,393,369
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
CHEMICALS - 0.9%
Air Products and Chemicals, Inc.	403	$118,841
Albemarle Corp.	606	71,290
CF Industries Holdings, Inc.	795	99,526
Corteva, Inc.	3,807	299,649
Dow, Inc.	4,069	123,250
Ecolab, Inc.	2,523	700,461
International Flavors & Fragrances, Inc.	1,328	105,204
Linde PLC	2,005	959,152
LyondellBasell Industries N.V., Class A	1,530	94,982
Mosaic Co. (The)	2,160	47,779
PPG Industries, Inc.	1,165	128,756
Sherwin-Williams Co. (The)	351	119,638
		2,868,528
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Cintas Corp.	1,872	383,067
Copart, Inc.(a)	5,166	150,434
Republic Services, Inc.	1,074	226,131
Rollins, Inc.	2,895	109,923
Veralto Corp.	1,275	120,067
Waste Management, Inc.	2,211	500,902
		1,490,524
COMMUNICATIONS EQUIPMENT - 1.5%
Arista Networks, Inc.(a)	4,370	788,129
Ciena Corp.(a)	416	156,853
Cisco Systems, Inc.	26,917	3,122,103
F5, Inc.(a)	1,140	458,930
Lumentum Holdings, Inc.(a)	295	210,612
Motorola Solutions, Inc.	102	44,447
		4,781,074
CONSTRUCTION & ENGINEERING - 0.2%
Comfort Systems USA, Inc.	211	364,964
Quanta Services, Inc.	619	413,096
		778,060
CONSTRUCTION MATERIALS - 0.2%
CRH PLC	6,859	651,673
Vulcan Materials Co.	235	63,114
		714,787
CONSUMER FINANCE - 0.6%
American Express Co.	2,844	956,295
Capital One Financial Corp.	2,445	511,030
Synchrony Financial	7,184	544,475
		2,011,800
	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Costco Wholesale Corp.	2,050	$1,951,374
Dollar Tree, Inc.(a)	572	72,764
Kroger Co. (The)	4,059	234,367
Sysco Corp.	2,990	254,868
Target Corp.	474	68,488
Walmart, Inc.	24,821	2,760,095
		5,341,956
CONTAINERS & PACKAGING - 0.2%
International Paper Co.	13,488	550,715
Smurfit WestRock PLC	1,601	73,598
		624,313
DISTRIBUTORS - 0.1%
Genuine Parts Co.	2,011	250,108

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	45,941	1,068,128
Comcast Corp., Class A	21,354	511,642
Verizon Communications, Inc.	22,561	1,056,080
		2,635,850
ELECTRIC UTILITIES - 1.6%
Alliant Energy Corp.	2,090	147,930
American Electric Power Co., Inc.	2,934	375,112
Constellation Energy Corp.	1,261	331,328
Duke Energy Corp.	5,496	689,363
Edison International	2,094	153,637
Entergy Corp.	1,528	164,443
Evergy, Inc.	1,721	142,860
Eversource Energy	1,973	141,247
Exelon Corp.	7,191	329,492
FirstEnergy Corp.	4,259	205,752
NextEra Energy, Inc.	10,857	943,691
NRG Energy, Inc.	463	62,176
PG&E Corp.	8,106	140,882
Pinnacle West Capital Corp.	510	51,505
PPL Corp.	7,780	273,934
Southern Co. (The)	7,424	701,865
Xcel Energy, Inc.	3,140	245,548
		5,100,765
ELECTRICAL EQUIPMENT - 0.9%
AMETEK, Inc.	952	230,108
Eaton Corp. PLC	1,524	632,765
Emerson Electric Co.	2,509	375,898
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
GE Vernova, Inc.	1,335	$1,322,037
Generac Holdings, Inc.(a)	72	14,192
Rockwell Automation, Inc.	15	7,201
Vertiv Holdings Co., Class A	1,919	463,573
		3,045,774
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,835	776,985
Coherent Corp.(a)	699	183,760
Corning, Inc.	4,225	584,106
Keysight Technologies, Inc.(a)	638	203,573
TE Connectivity PLC	443	91,121
Teledyne Technologies, Inc.(a)	4	2,622
		1,842,167
ENERGY EQUIPMENT & SERVICES - 0.3%
Baker Hughes Co.	5,217	315,576
Halliburton Co.	4,080	131,580
SLB Ltd.	7,767	385,166
		832,322
ENTERTAINMENT - 0.9%
Electronic Arts, Inc.	721	151,309
Netflix, Inc.(a)	21,050	1,509,496
Walt Disney Co. (The)	9,379	902,166
Warner Bros Discovery, Inc.(a)	13,884	365,149
		2,928,120
FINANCIAL SERVICES - 3.4%
Apollo Global Management, Inc.	1,448	181,855
Berkshire Hathaway, Inc., Class B(a)	9,622	4,922,038
Corpay, Inc.(a)	30	11,463
Fidelity National Information Services, Inc.	2,912	130,370
Mastercard, Inc., Class A	3,743	2,145,113
PayPal Holdings, Inc.	5,053	289,082
Visa, Inc., Class A	9,111	3,335,811
		11,015,732
FOOD PRODUCTS - 0.5%
Archer-Daniels-Midland Co.	2,648	209,907
Bunge Global SA	3,321	352,790
General Mills, Inc.	5,287	189,010
Hormel Foods Corp.	4,023	100,615
J M Smucker Co. (The)	570	67,978
Kraft Heinz Co. (The)	6,176	159,650
McCormick & Co., Inc.	1,409	71,718
Mondelez International, Inc., Class A	8,434	525,523
Tyson Foods, Inc., Class A	1,566	90,765
		1,767,956
	Shares	Value
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,201	$207,509

GROUND TRANSPORTATION - 0.7%
CSX Corp.	12,654	637,762
J.B. Hunt Transport Services, Inc.	154	41,849
Norfolk Southern Corp.	196	65,754
Old Dominion Freight Line, Inc.	547	116,041
Uber Technologies, Inc.(a)	10,484	737,654
Union Pacific Corp.	2,863	836,368
		2,435,428
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	11,040	1,166,928
Baxter International, Inc.	3,423	89,546
Becton, Dickinson and Co.	2,402	397,819
Boston Scientific Corp.(a)	11,065	517,067
Cooper Cos., Inc. (The)(a)	5,727	414,177
Dexcom, Inc.(a)	2,114	176,413
Edwards Lifesciences Corp.(a)	3,140	270,260
IDEXX Laboratories, Inc.(a)	1,001	559,629
Insulet Corp.(a)	266	43,983
Intuitive Surgical, Inc.(a)	1,514	534,942
Medtronic PLC	8,397	717,020
ResMed, Inc.	770	162,455
Solventum Corp.(a)	789	67,412
STERIS PLC	2,043	466,621
Stryker Corp.	1,408	458,585
Zimmer Holdings, Inc.	1,772	166,444
		6,209,301
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Cardinal Health, Inc.	2,861	658,116
Cencora, Inc.	1,777	553,251
Centene Corp.(a)	12,260	762,817
Cigna Group (The)	1,411	393,739
CVS Health Corp.	7,202	752,105
DaVita, Inc.(a)	101	24,249
Elevance Health, Inc.	2,163	812,942
Henry Schein, Inc.(a)	1,009	86,522
Humana, Inc.	1,496	544,335
Labcorp Holdings, Inc.	136	42,051
McKesson Corp.	628	537,687
Quest Diagnostics, Inc.	1,055	245,826
		5,413,640
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.2%
Veeva Systems, Inc., Class A(a)	2,564	$522,492

HOTELS, RESTAURANTS & LEISURE - 1.2%
Airbnb, Inc., Class A(a)	1,944	294,555
Booking Holdings, Inc.	2,800	540,120
Chipotle Mexican Grill, Inc.(a)	6,796	252,947
Domino's Pizza, Inc.	22	7,644
DoorDash, Inc., Class A(a)	1,712	335,826
Expedia Group, Inc.	255	75,159
Hilton Worldwide Holdings, Inc.	1,049	336,194
Marriott International, Inc., Class A	1,012	377,304
McDonald's Corp.	3,496	946,157
Starbucks Corp.	5,093	536,038
Yum! Brands, Inc.	1,563	239,577
		3,941,521
HOUSEHOLD DURABLES - 0.0%
D.R. Horton, Inc.	477	68,240
Garmin Ltd.	127	37,310
		105,550
HOUSEHOLD PRODUCTS - 1.2%
Church & Dwight Co., Inc.	4,814	475,671
Clorox Co. (The)	4,083	390,049
Colgate-Palmolive Co.	5,190	473,847
Kimberly-Clark Corp.	4,831	528,077
Procter & Gamble Co. (The)	14,279	2,063,173
		3,930,817
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	77,070
Vistra Corp.	1,448	214,579
		291,649
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	495,523
DuPont de Nemours, Inc.	692	94,804
Honeywell International, Inc.	2,806	681,998
		1,272,325
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prologis, Inc.	7,147	1,033,528

INSURANCE - 1.9%
Aflac, Inc.	3,137	399,905
Allstate Corp. (The)	1,543	407,475
	Shares	Value
American International Group, Inc.	3,722	$292,475
Arch Capital Group Ltd.(a)	2,274	228,605
Arthur J. Gallagher & Co.	984	245,429
Assurant, Inc.	1,423	397,287
Brown & Brown, Inc.	1,794	126,298
Chubb Ltd.	1,314	460,794
Cincinnati Financial Corp.	902	160,267
Hartford Insurance Group, Inc. (The)	4,135	586,798
Loews Corp.	880	102,089
Marsh & McLennan Cos., Inc.	3,122	592,212
MetLife, Inc.	7,068	679,447
Principal Financial Group, Inc.	5,210	592,377
Progressive Corp. (The)	3,326	703,183
Prudential Financial, Inc.	1,204	146,984
W.R. Berkley Corp.	2,158	156,541
		6,278,166
INTERACTIVE MEDIA & SERVICES - 7.7%
Alphabet, Inc., Class A	29,448	10,487,316
Alphabet, Inc., Class C	23,889	8,520,012
Meta Platforms, Inc., Class A	10,908	6,072,593
		25,079,921
IT SERVICES - 0.7%
Accenture PLC, Class A	1,713	284,221
Akamai Technologies, Inc.(a)	3,643	419,601
Cognizant Technology Solutions Corp., Class A	2,667	147,618
Gartner, Inc.(a)	2,772	418,627
International Business Machines Corp.	4,267	954,315
		2,224,382
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	3,397	319,114

LIFE SCIENCES TOOLS & SERVICES - 1.0%
Agilent Technologies, Inc.	5,261	727,965
Danaher Corp.	5,486	1,069,660
IQVIA Holdings, Inc.(a)	2,352	552,767
Mettler-Toledo International, Inc.(a)	339	480,126
Waters Corp.(a)	552	208,275
West Pharmaceutical Services, Inc.	725	247,196
		3,285,989
MACHINERY - 1.5%
Caterpillar, Inc.	2,286	1,862,656
Cummins, Inc.	1,169	741,380
Deere & Co.	769	455,763
Fortive Corp.	2,024	119,841
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Illinois Tool Works, Inc.	997	$286,089
Ingersoll Rand, Inc.	5,301	441,997
Otis Worldwide Corp.	2,409	173,327
PACCAR, Inc.	2,498	331,435
Parker-Hannifin Corp.	370	361,316
Stanley Black & Decker, Inc.	79	7,472
Westinghouse Air Brake Technologies Corp.	441	128,269
Xylem, Inc.	1,037	121,298
		5,030,843
MEDIA - 0.3%
AppLovin Corp., Class A(a)	1,339	530,110
Charter Communications, Inc., Class A(a)	35	5,074
EchoStar Corp., Class A(a)	453	38,093
Fox Corp., Class A	1,088	63,354
Fox Corp., Class B	3,263	169,480
Omnicom Group, Inc.	3,152	248,063
Paramount Skydance Corp., Class B	3,380	26,905
		1,081,079
METALS & MINING - 0.4%
Freeport-McMoRan, Inc.	7,958	498,410
Newmont Corp.	5,613	525,994
Nucor Corp.	757	194,768
Steel Dynamics, Inc.	412	103,519
		1,322,691
MULTI-UTILITIES - 0.7%
Ameren Corp.	1,395	152,906
CenterPoint Energy, Inc.	5,180	217,767
CMS Energy Corp.	2,241	161,330
Consolidated Edison, Inc.	3,297	358,878
Dominion Energy, Inc.	4,568	315,969
DTE Energy Co.	799	113,354
NiSource, Inc.	4,370	194,159
Public Service Enterprise Group, Inc.	3,290	252,277
Sempra	3,920	347,116
WEC Energy Group, Inc.	2,365	258,778
		2,372,534
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.0%
BXP, Inc.	1,238	86,809

OIL, GAS & CONSUMABLE FUELS - 3.2%
APA Corp.	1,420	52,994
Chevron Corp.	9,373	1,844,888
ConocoPhillips	7,205	868,058
Devon Energy Corp.	6,533	294,834
EOG Resources, Inc.	2,618	389,271
	Shares	Value
EQT Corp.	1,813	$96,615
ExxonMobil Holdings Corp.	23,993	3,729,472
Kinder Morgan, Inc.	18,540	596,617
Marathon Petroleum Corp.	803	254,125
Occidental Petroleum Corp.	3,985	227,424
ONEOK, Inc.	2,812	255,358
Phillips 66	1,885	399,017
Targa Resources Corp.	716	193,585
Texas Pacific Land Corp.	1,073	431,968
Valero Energy Corp.	453	141,744
Williams Cos., Inc. (The)	10,817	773,848
		10,549,818
PASSENGER AIRLINES - 0.3%
Delta Air Lines, Inc.	7,874	688,503
Southwest Airlines Co.	3,302	148,491
United Airlines Holdings, Inc.(a)	710	86,144
		923,138
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	52,102
Kenvue, Inc.	10,007	192,535
		244,637
PHARMACEUTICALS - 1.8%
Eli Lilly & Co.	4,512	5,183,566
Zoetis, Inc.	9,330	721,116
		5,904,682
PROFESSIONAL SERVICES - 0.4%
Automatic Data Processing, Inc.	3,359	895,039
Broadridge Financial Solutions, Inc.	30	4,619
Jacobs Solutions, Inc.	3,497	471,850
Paychex, Inc.	522	60,990
		1,432,498
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,767	553,033
CoStar Group, Inc.(a)	1,886	54,242
		607,275
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
AvalonBay Communities, Inc.	900	167,049
Equity Residential	2,389	158,749
Invitation Homes, Inc.	175	5,201
UDR, Inc.	2,330	88,913
		419,912
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Federal Realty Investment Trust	135	16,752
Kimco Realty Corp.	5,150	131,222
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Realty Income Corp.	3,880	$247,816
Regency Centers Corp.	1,945	156,164
Simon Property Group, Inc.	1,289	295,658
		847,612
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.9%
Advanced Micro Devices, Inc.(a)	8,328	3,965,377
Analog Devices, Inc.	2,346	861,944
Applied Materials, Inc.	4,496	2,282,484
Broadcom, Inc.	24,255	9,441,986
First Solar, Inc.(a)	332	70,062
Intel Corp.(a)	25,274	2,279,715
KLA Corp.	5,260	961,633
Lam Research Corp.	7,506	2,199,408
Marvell Technology, Inc.	4,139	776,311
Micron Technology, Inc.	5,762	4,742,299
Monolithic Power Systems, Inc.	244	347,951
NVIDIA Corp.	123,855	24,863,891
NXP Semiconductors N.V.	1,216	278,659
Qnity Electronics, Inc.	1,038	136,165
QUALCOMM, Inc.	3,825	564,608
Teradyne, Inc.	436	160,313
Texas Instruments, Inc.	3,994	1,101,306
		55,034,112
SOFTWARE - 8.6%
Adobe, Inc.(a)	3,597	900,725
Autodesk, Inc.(a)	2,622	614,072
Cadence Design Systems, Inc.(a)	2,427	825,228
Crowdstrike Holdings, Inc., Class A(a)	4,016	766,494
Datadog, Inc., Class A(a)	1,047	280,565
Fortinet, Inc.(a)	2,456	397,749
Gen Digital, Inc.	4,396	120,670
Intuit, Inc.	149	47,094
Microsoft Corp.	36,701	17,055,689
Oracle Corp.	8,365	1,086,363
Palantir Technologies, Inc., Class A(a)	11,654	1,434,141
Palo Alto Networks, Inc.(a)	5,162	1,712,906
Salesforce, Inc.	2,934	539,915
ServiceNow, Inc.(a)	8,854	984,830
Synopsys, Inc.(a)	1,856	721,539
Trimble, Inc.(a)	7,822	442,569
Workday, Inc., Class A(a)	30	4,810
		27,935,359
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
American Tower Corp.	4,376	758,623
	Shares	Value
Crown Castle, Inc.	6,631	$505,945
Digital Realty Trust, Inc.	3,211	605,338
Equinix, Inc.	802	817,462
Extra Space Storage, Inc.	349	51,666
Iron Mountain, Inc.	1,456	178,098
SBA Communications Corp.	2,458	444,849
Weyerhaeuser Co.	5,852	146,476
		3,508,457
SPECIALTY RETAIL - 1.3%
Best Buy Co., Inc.	5,986	516,352
Carvana Co.(a)	3,155	196,746
Home Depot, Inc. (The)	4,140	1,374,315
Lowe’s Cos., Inc.	2,983	619,897
TJX Cos., Inc. (The)	6,350	999,109
Tractor Supply Co.	14,186	436,503
Williams-Sonoma, Inc.	451	103,126
		4,246,048
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.7%
Apple, Inc.	74,303	22,952,940
Dell Technologies, Inc., Class C	1,218	493,741
Hewlett Packard Enterprise Co.	16,862	807,690
HP, Inc.	21,785	594,077
NetApp, Inc.	2,977	531,394
Sandisk Corp.(a)	733	890,470
Seagate Technology Holdings PLC	1,056	904,073
Western Digital Corp.	2,294	1,249,863
		28,424,248
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Deckers Outdoor Corp.(a)	4,107	397,886
NIKE, Inc., Class B	5,426	226,318
Ralph Lauren Corp.	28	10,650
Tapestry, Inc.	924	140,790
		775,644
TRADING COMPANIES & DISTRIBUTORS - 0.3%
Fastenal Co.	6,832	325,955
United Rentals, Inc.	43	46,408
W.W. Grainger, Inc.	452	624,763
		997,126
WATER UTILITIES - 0.0%
American Water Works Co., Inc.	601	80,636

See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
T-Mobile U.S., Inc.	2,696	$465,626

TOTAL COMMON STOCKS (COST $201,124,045)		323,919,392
RIGHTS - 0.0%

CAPITAL MARKETS - 0.0%
Hologic, Inc.(a)(b)(c)	2,143	—

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(d)	1,996,969	1,996,969
TOTAL MONEY MARKET FUND (COST $1,996,969)		1,996,969

	Shares	Value
TOTAL INVESTMENTS (COST $203,121,014) - 100.0%		$325,916,361

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		91,224
NET ASSETS - 100.0%		$326,007,585

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of July 31, 2026.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.4%

AEROSPACE & DEFENSE - 3.3%
AAR Corp.(a)	1,455	$203,758
AeroVironment, Inc.(a)	911	136,076
ATI, Inc.(a)	5,566	1,043,291
BWX Technologies, Inc.	3,583	604,452
Carpenter Technology Corp.	1,964	1,020,612
Curtiss-Wright Corp.	1,441	1,043,284
Hexcel Corp.	3,894	400,888
Kratos Defense & Security Solutions, Inc.(a)	5,510	256,766
Mercury Systems, Inc.(a)	3,972	385,681
Moog, Inc., Class A	938	365,680
National Presto Industries, Inc.	48	5,828
VSE Corp.	969	188,364
Woodward, Inc.	2,284	823,953
		6,478,633
AIR FREIGHT & LOGISTICS - 0.2%
GXO Logistics, Inc.(a)	5,534	277,585
Hub Group, Inc., Class A	2,982	138,753
		416,338
AUTOMOBILE COMPONENTS - 1.1%
Adient PLC(a)	4,386	92,282
Autoliv, Inc.	1,082	133,270
BorgWarner, Inc.	11,875	756,913
Dana, Inc.	7,151	192,576
Dauch Corp.(a)	6,850	38,703
Dorman Products, Inc.(a)	184	24,502
Fox Factory Holding Corp.(a)	1,440	25,920
Gentex Corp.	11,098	259,249
Gentherm, Inc.(a)	1,290	52,348
Goodyear Tire & Rubber Co. (The)(a)	39,875	277,131
Lear Corp.	1,524	199,095
Patrick Industries, Inc.	577	47,631
Phinia, Inc.	973	71,603
XPEL, Inc.(a)	665	29,506
		2,200,729
AUTOMOBILES - 0.2%
Harley-Davidson, Inc.	14,805	363,315
Thor Industries, Inc.	527	39,509
		402,824
BANKS - 6.9%
Ameris Bancorp	3,025	263,810
Associated Banc-Corp	7,939	245,156
Atlantic Union Bankshares Corp.	1,684	71,452
Axos Financial, Inc.(a)	2,598	263,463
Banc of California, Inc.	7,435	142,380
	Shares	Value
BancFirst Corp.	122	$13,764
Bancorp, Inc. (The)(a)	2,378	159,492
Bank OZK	4,739	243,111
BankUnited, Inc.	3,511	163,788
Beacon Financial Corp.	5,222	164,545
Capitol Federal Financial, Inc.	6,050	53,482
Cathay General Bancorp	2,917	184,325
Central Pacific Financial Corp.	1,180	46,492
Columbia Banking System, Inc.	15,423	482,277
Commerce Bancshares, Inc.	5,954	352,894
Community Financial System, Inc.	2,134	138,305
Customers Bancorp, Inc.(a)	702	55,233
CVB Financial Corp.	6,829	152,765
Dime Commercial Bancshares, Inc.	2,282	93,014
Eagle Bancorp, Inc.	1,440	39,960
East West Bancorp, Inc.	3,643	477,233
F.N.B. Corp.	20,435	386,222
FB Financial Corp.	1,861	112,367
First Bancorp	1,870	117,567
First BanCorp (New York Exchange)	14,048	406,409
First Commonwealth Financial Corp.	4,960	106,789
First Financial Bancorp	4,760	161,031
First Financial Bankshares, Inc.	6,259	219,941
First Hawaiian, Inc.	6,020	167,296
First Horizon Corp.	26,847	688,357
Flagstar Bank NA	12,450	177,039
Fulton Financial Corp.	9,939	241,816
Glacier Bancorp, Inc.	5,236	258,082
Hancock Whitney Corp.	3,656	281,512
Hanmi Financial Corp.	1,901	60,604
Heritage Financial Corp.	1,430	42,514
Hilltop Holdings, Inc.	3,183	125,538
Home Bancshares, Inc.	9,688	301,006
Hope Bancorp, Inc.	8,372	117,292
International Bancshares Corp.	2,304	176,348
Lakeland Financial Corp.	575	36,024
National Bank Holdings Corp., Class A	1,800	77,742
NBT Bancorp, Inc.	2,040	107,406
Northwest Bancshares, Inc.	4,090	64,377
OFG Bancorp	2,491	131,674
Old National Bancorp	16,416	437,322
Pathward Financial, Inc.	16	1,412
Pinnacle Financial Partners, Inc.	4,237	445,860
Prosperity Bancshares, Inc.	1,985	148,617
Provident Financial Services, Inc.	3,730	92,056
Renasant Corp.	2,934	127,834
S&T Bancorp, Inc.	1,690	88,134
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Seacoast Banking Corp. of Florida	3,510	$121,937
ServisFirst Bancshares, Inc.	2,639	236,191
Simmons First National Corp., Class A	5,852	138,049
Southside Bancshares, Inc.	1,286	41,808
SouthState Bank Corp.	2,103	221,004
Texas Capital Bancshares, Inc.	871	86,098
Tompkins Financial Corp.	60	5,990
Triumph Financial, Inc.(a)	214	16,249
TrustCo Bank Corp. NY	800	45,584
Trustmark Corp.	3,420	162,279
UMB Financial Corp.	256	37,307
United Bankshares, Inc.	6,379	309,063
United Community Banks, Inc.	5,632	199,598
Valley National Bancorp	22,624	323,297
WaFd, Inc.	3,255	119,686
Webster Financial Corp.	7,649	590,656
Western Alliance Bancorp	2,900	233,421
Wintrust Financial Corp.	1,310	208,997
WSFS Financial Corp.	2,639	211,648
Zions Bancorp	6,475	451,307
		13,473,298
BEVERAGES - 0.4%
Celsius Holdings, Inc.(a)	7,482	218,549
Coca-Cola Consolidated, Inc.	2,375	446,263
National Beverage Corp.	1,346	42,587
Vita Coco Co., Inc. (The)(a)	853	56,247
		763,646
BIOTECHNOLOGY - 3.3%
ADMA Biologics, Inc.(a)	3,794	32,097
Alkermes PLC(a)	6,928	339,403
Arcus Biosciences, Inc.(a)	3,030	85,416
Arrowhead Pharmaceuticals, Inc.(a)	5,688	481,489
BioMarin Pharmaceutical, Inc.(a)	10,392	623,728
Cytokinetics, Inc.(a)	5,827	449,437
Exelixis, Inc.(a)	11,872	629,572
Krystal Biotech, Inc.(a)	1,103	376,255
Neurocrine Biosciences, Inc.(a)	4,090	682,212
Protagonist Therapeutics, Inc.(a)	2,605	355,947
PTC Therapeutics, Inc.(a)	1,905	129,559
Roivant Sciences Ltd.(a)	16,728	567,246
Sarepta Therapeutics, Inc.(a)	5,254	78,074
TG Therapeutics, Inc.(a)	4,639	241,367
United Therapeutics Corp.(a)	1,419	734,631
Veracyte, Inc.(a)	6,422	297,467
Vericel Corp.(a)	2,286	105,065
	Shares	Value
Vir Biotechnology, Inc.(a)	4,180	$36,199
Xencor, Inc.(a)	3,272	66,127
		6,311,291
BROADLINE RETAIL - 0.4%
Etsy, Inc.(a)	2,571	209,999
Kohl's Corp.	5,090	97,423
Macy's, Inc.	13,125	325,762
Ollie's Bargain Outlet Holdings, Inc.(a)	2,255	165,675
		798,859
BUILDING PRODUCTS - 2.5%
AAON, Inc.	4,303	383,225
Advanced Drainage Systems, Inc.	2,806	388,575
Apogee Enterprises, Inc.	130	5,148
Armstrong World Industries, Inc.	1,649	288,014
AZZ, Inc.	1,273	184,229
Carlisle Cos., Inc.	942	339,045
CSW Industrials, Inc.	395	125,977
Fortune Brands Innovations, Inc.	5,544	273,097
Gibraltar Industries, Inc.(a)	536	22,651
Griffon Corp.	1,932	166,480
Hayward Holdings, Inc.(a)	6,637	100,418
Louisiana-Pacific Corp.	3,143	227,648
Masterbrand, Inc.(a)	4,058	33,479
Owens Corning	4,358	605,326
Quanex Building Products Corp.	2,025	36,126
Resideo Technologies, Inc.(a)	12,137	416,299
Simpson Manufacturing Co., Inc.	1,240	232,798
Trex Co., Inc.(a)	4,986	216,193
UFP Industries, Inc.	2,197	190,568
Zurn Elkay Water Solutions Corp., Class C	13,541	683,956
		4,919,252
CAPITAL MARKETS - 2.7%
Acadian Asset Management, Inc.	2,520	217,955
Affiliated Managers Group, Inc.	698	255,978
Artisan Partners Asset Management, Inc., Class A	2,578	101,161
BGC Group, Inc., Class A	11,665	134,381
Cohen & Steers, Inc.	1,440	118,469
Donnelley Financial Solutions, Inc.(a)	1,317	62,294
Evercore, Inc., Class A	1,629	522,192
Federated Hermes, Inc.	4,292	257,348
Hamilton Lane, Inc., Class A	1,864	165,728
Houlihan Lokey, Inc.	2,879	361,286
Jefferies Financial Group, Inc.	7,858	429,047
MarketAxess Holdings, Inc.	508	82,448
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Morningstar, Inc.	231	$44,484
Piper Sandler Cos.	3,336	252,869
PJT Partners, Inc., Class A	808	135,994
SEI Investments Co.	5,255	541,160
StepStone Group, Inc., Class A	2,111	92,588
Stifel Financial Corp.	8,307	688,733
StoneX Group, Inc.(a)	5,163	395,331
Virtu Financial, Inc., Class A	2,849	167,322
WisdomTree, Inc.	6,910	133,847
		5,160,615
CHEMICALS - 1.7%
Ashland, Inc.	2,114	153,498
Avient Corp.	4,516	164,021
Axalta Coating Systems Ltd.(a)	8,594	307,751
Balchem Corp.	1,610	269,764
Cabot Corp.	2,990	263,180
Chemours Co. (The)	7,093	117,815
H.B. Fuller Co.	2,488	137,586
Hawkins, Inc.	1,076	137,760
Ingevity Corp.(a)	1,450	106,009
Koppers Holdings, Inc.	653	32,010
Minerals Technologies, Inc.	591	45,058
NewMarket Corp.	221	187,885
Olin Corp.	5,503	101,861
RPM International, Inc.	6,401	685,355
Scotts Miracle-Gro Co. (The)	1,523	100,031
Sensient Technologies Corp.	1,950	241,156
Solstice Advanced Materials, Inc.	4,772	287,131
Westlake Corp.	539	38,000
		3,375,871
COMMERCIAL SERVICES & SUPPLIES - 2.5%
ABM Industries, Inc.	3,050	146,125
Brady Corp., Class A	2,095	197,496
Brink's Co. (The)	1,517	179,689
Clean Harbors, Inc.(a)	1,724	539,405
Corecivic, Inc.(a)	5,864	175,334
Deluxe Corp.	2,730	70,625
Geo Group, Inc. (The)(a)	6,388	197,325
Healthcare Services Group, Inc.(a)	4,472	104,198
HNI Corp.	7,246	326,142
Interface, Inc.	3,860	132,244
Liquidity Services, Inc.(a)	1,830	71,333
MillerKnoll, Inc.	15,758	354,870
MSA Safety, Inc.	802	152,597
OPENLANE, Inc.(a)	5,891	234,226
	Shares	Value
Pitney Bowes, Inc.	22,585	$395,915
RB Global, Inc.	8,857	971,967
Tetra Tech, Inc.	15,895	527,078
Vestis Corp.(a)	6,657	96,260
		4,872,829
COMMUNICATIONS EQUIPMENT - 0.7%
Calix, Inc.(a)	2,883	103,500
Digi International, Inc.(a)	2,020	140,834
Extreme Networks, Inc.(a)	6,896	207,846
Harmonic, Inc.(a)	5,853	67,602
NetScout Systems, Inc.(a)	3,590	146,005
Viasat, Inc.(a)	4,324	332,645
Viavi Solutions, Inc.(a)	10,212	377,334
		1,375,766
CONSTRUCTION & ENGINEERING - 2.5%
AECOM	6,591	477,122
API Group Corp.(a)	3,284	130,309
Arcosa, Inc.	2,319	336,719
Argan, Inc.	534	304,610
Dycom Industries, Inc.(a)	1,231	493,717
Everus Construction Group, Inc.(a)	1,190	149,262
Fluor Corp.(a)	7,771	389,871
Granite Construction, Inc.	2,021	244,480
IES Holdings, Inc.(a)	414	308,239
MasTec, Inc.(a)	2,606	685,639
MYR Group, Inc.(a)	526	175,274
Primoris Services Corp.	1,629	137,504
Sterling Infrastructure, Inc.(a)	1,226	731,640
Valmont Industries, Inc.	526	253,374
		4,817,760
CONSTRUCTION MATERIALS - 0.2%
Eagle Materials, Inc.	715	146,532
Knife River Corp.(a)	2,630	192,437
		338,969
CONSUMER FINANCE - 1.0%
Ally Financial, Inc.	13,317	577,026
Bread Financial Holdings, Inc.	645	69,705
Credit Acceptance Corp.(a)	187	106,386
Dave, Inc.(a)	444	165,474
Enova International, Inc.(a)	997	253,377
EZCORP, Inc., Class A(a)	3,780	112,531
FirstCash Holdings, Inc.	970	197,890
Navient Corp.	5,335	44,761
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
PROG Holdings, Inc.	1,938	$85,311
SLM Corp.	11,586	301,178
		1,913,639
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
Andersons, Inc. (The)	4,256	301,240
BJ's Wholesale Club Holdings, Inc.(a)	7,168	700,887
Chefs' Warehouse, Inc. (The)(a)	1,953	225,279
Maplebear, Inc.(a)	5,080	226,568
Sprouts Farmers Market, Inc.(a)	4,536	395,358
United Natural Foods, Inc.(a)	3,380	171,805
US Foods Holding Corp.(a)	11,467	1,153,465
		3,174,602
CONTAINERS & PACKAGING - 0.6%
AptarGroup, Inc.	4,004	536,376
Graphic Packaging Holding Co.	12,278	131,743
Silgan Holdings, Inc.	4,150	165,917
Sonoco Products Co.	4,491	253,113
		1,087,149
DISTRIBUTORS - 0.2%
LKQ Corp.	17,603	395,187
Pool Corp.	81	15,043
		410,230
DIVERSIFIED CONSUMER SERVICES - 1.5%
ADT, Inc.	53,528	408,954
Bright Horizons Family Solutions, Inc.(a)	4,676	348,549
Covista, Inc.(a)	1,711	213,618
Duolingo, Inc.(a)	1,416	190,891
Frontdoor, Inc.(a)	5,372	390,168
Grand Canyon Education, Inc.(a)	604	87,785
H&R Block, Inc.	7,149	314,771
Matthews International Corp., Class A	1,816	50,394
Perdoceo Education Corp.	3,665	116,584
Service Corp. International	7,737	666,852
Strategic Education, Inc.	315	25,830
Stride, Inc.(a)	1,875	150,544
		2,964,940
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.6%
American Assets Trust, Inc.	3,540	83,509
Essential Properties Realty Trust, Inc.	7,880	246,565
Global Net Lease, Inc.	5,720	49,878
WP Carey, Inc.	10,996	809,306
		1,189,258
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings, Inc.	1,825	$24,637
Iridium Communications, Inc.	5,124	242,570
Lumen Technologies, Inc.(a)	41,956	267,679
Shenandoah Telecommunications Co.	2,630	31,534
Uniti Group, Inc.(a)	17,412	169,245
		735,665
ELECTRIC UTILITIES - 0.8%
IDACORP, Inc.	1,929	275,673
MGE Energy, Inc.	1,608	127,884
OGE Energy Corp.	11,289	534,534
Otter Tail Corp.	1,918	169,590
Portland General Electric Co.	5,100	251,583
TXNM Energy, Inc.	4,370	253,111
		1,612,375
ELECTRICAL EQUIPMENT - 1.7%
Acuity, Inc.	762	250,233
EnerSys	426	79,257
Nextpower, Inc., Class A(a)	5,711	513,248
nVent Electric PLC	6,780	1,042,967
Powell Industries, Inc.	1,167	243,530
Regal Rexnord Corp.	1,918	393,631
Sensata Technologies Holding PLC	11,465	530,715
Sunrun, Inc.(a)	10,629	104,271
Vicor Corp.(a)	706	146,403
		3,304,255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Advanced Energy Industries, Inc.	1,207	349,451
Arlo Technologies, Inc.(a)	4,756	70,008
Arrow Electronics, Inc.(a)	1,702	368,602
Avnet, Inc.	6,693	594,606
Badger Meter, Inc.	2,673	359,118
Belden, Inc.	1,549	192,154
Benchmark Electronics, Inc.	2,591	206,684
Cognex Corp.	7,168	467,640
CTS Corp.	1,540	98,745
ePlus, Inc.	702	64,872
Fabrinet(a)	1,293	562,985
Insight Enterprises, Inc.(a)	82	10,572
IPG Photonics Corp.(a)	307	26,113
Itron, Inc.(a)	2,442	243,370
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Knowles Corp.(a)	5,710	$208,929
Littelfuse, Inc.	524	231,676
Novanta, Inc.(a)	1,308	186,455
OSI Systems, Inc.(a)	390	86,342
PC Connection, Inc.	292	24,446
Plexus Corp.(a)	954	239,778
Ralliant Corp.	1,513	98,905
Sanmina Corp.(a)	1,680	311,741
ScanSource, Inc.(a)	822	46,542
TD SYNNEX Corp.	2,409	615,981
TTM Technologies, Inc.(a)	3,919	452,409
Vishay Intertechnology, Inc.	6,180	211,480
Vontier Corp.	7,269	233,553
		6,563,157
ENERGY EQUIPMENT & SERVICES - 1.6%
Archrock, Inc.	6,683	238,984
Bristow Group, Inc.	1,036	46,952
Cactus, Inc., Class A	3,350	217,784
Helix Energy Solutions Group, Inc.(a)	6,820	64,858
Helmerich & Payne, Inc.	4,210	145,540
Innovex International, Inc.(a)	1,791	50,291
Kodiak Gas Services, Inc.	2,247	131,921
Liberty Energy, Inc.	5,634	105,412
NOV, Inc.	18,964	368,471
Oceaneering International, Inc.(a)	4,963	242,095
Patterson-UTI Energy, Inc.	15,877	166,391
RPC, Inc.	5,720	32,089
TechnipFMC PLC	8,973	643,005
Tidewater, Inc.(a)	2,490	186,899
Valaris Ltd.(a)	3,076	243,589
Weatherford International PLC	3,005	263,809
		3,148,090
ENTERTAINMENT - 0.7%
Cinemark Holdings, Inc.	5,505	201,428
Madison Square Garden Sports Corp.(a)	993	390,924
Roku, Inc.(a)	4,223	612,377
Sphere Entertainment Co.(a)	434	62,171
Warner Music Group Corp., Class A	5,110	132,656
		1,399,556
FINANCIAL SERVICES - 2.0%
Equitable Holdings, Inc.	13,609	648,469
Essent Group Ltd.	4,932	325,315
Euronet Worldwide, Inc.(a)	1,137	81,102
EVERTEC, Inc.	3,328	101,304
HA Sustainable Infrastructure Capital, Inc.	9,557	361,924
Jackson Financial, Inc., Class A	1,172	143,312
	Shares	Value
MGIC Investment Corp.	13,981	$419,989
NCR Atleos Corp.(a)	3,331	156,657
NMI Holdings, Inc.(a)	4,217	186,813
Payoneer Global, Inc.(a)	11,244	80,619
Radian Group, Inc.	5,324	207,583
Sezzle, Inc.(a)	642	99,350
Shift4 Payments, Inc., Class A(a)	2,624	139,072
Toast, Inc., Class A(a)	3,704	119,528
Voya Financial, Inc.	4,567	454,097
Walker & Dunlop, Inc.	430	21,367
Western Union Co. (The)	17,868	113,640
WEX, Inc.(a)	666	124,515
		3,784,656
FOOD PRODUCTS - 0.7%
Cal-Maine Foods, Inc.	1,531	134,391
Darling Ingredients, Inc.(a)	7,477	453,405
Del Monte Corp.	2,440	72,492
Flowers Foods, Inc.	10,684	75,002
Freshpet, Inc.(a)	1,151	68,530
Ingredion, Inc.	2,132	212,049
Lamb Weston Holdings, Inc.	629	33,054
Marzetti Co. (The)	145	15,496
Pilgrim's Pride Corp.	2,602	71,191
Post Holdings, Inc.(a)	1,025	93,695
Simply Good Foods Co. (The)(a)	4,622	47,052
Tootsie Roll Industries, Inc.	1,680	65,554
		1,341,911
GAS UTILITIES - 1.2%
MDU Resources Group, Inc.	10,521	209,894
National Fuel Gas Co.	4,106	337,965
New Jersey Resources Corp.	4,887	282,908
Northwest Natural Holding Co.	1,790	87,567
ONE Gas, Inc.	4,994	387,784
Southwest Gas Holdings, Inc.	4,722	422,147
Spire, Inc.	2,090	166,907
UGI Corp.	13,996	505,536
		2,400,708
GROUND TRANSPORTATION - 1.7%
ArcBest Corp.	2,103	303,568
Avis Budget Group, Inc.(a)	517	71,056
Heartland Express, Inc.	2,983	36,482
Hertz Global Holdings, Inc.(a)	7,458	11,821
Knight-Swift Transportation Holdings, Inc.	7,539	524,187
Landstar System, Inc.	2,207	385,717
Marten Transport Ltd.	4,069	60,181
RXO, Inc.(a)	13,802	279,491
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Ryder System, Inc.	736	$188,725
Saia, Inc.(a)	614	213,445
Werner Enterprises, Inc.	3,400	127,228
XPO, Inc.(a)	5,198	1,044,642
		3,246,543
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
Artivion, Inc.(a)	2,273	60,985
CONMED Corp.	865	40,050
DENTSPLY SIRONA, Inc.	8,153	109,006
Enovis Corp.(a)	2,539	74,012
Envista Holdings Corp.(a)	8,891	242,813
Glaukos Corp.(a)	3,460	576,851
Globus Medical, Inc., Class A(a)	5,872	462,655
Haemonetics Corp.(a)	1,725	147,556
ICU Medical, Inc.(a)	164	27,636
Inspire Medical Systems, Inc.(a)	711	35,699
Integer Holdings Corp.(a)	1,792	217,208
Integra LifeSciences Holdings Corp.(a)	3,797	63,220
Lantheus Holdings, Inc.(a)	3,131	311,973
LeMaitre Vascular, Inc.	1,170	118,544
LivaNova PLC(a)	2,579	206,681
Merit Medical Systems, Inc.(a)	3,279	278,748
Neogen Corp.(a)	10,598	127,600
Omnicell, Inc.(a)	6,589	233,053
Penumbra, Inc.(a)	1,557	500,093
QuidelOrtho Corp.(a)	2,248	37,699
STAAR Surgical Co.(a)	4,797	116,855
Tandem Diabetes Care, Inc.(a)	3,127	60,976
Teleflex, Inc.	544	74,370
TransMedics Group, Inc.(a)	1,437	109,945
UFP Technologies, Inc.(a)	271	69,045
		4,303,273
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Acadia Healthcare Co., Inc.(a)	4,958	146,856
AdaptHealth Corp.(a)	4,790	51,732
Addus HomeCare Corp.(a)	295	34,067
AMN Healthcare Services, Inc.(a)	7,699	258,917
BrightSpring Health Services, Inc.(a)	4,467	266,725
Concentra Group Holdings Parent, Inc.	4,802	151,983
CorVel Corp.(a)	1,070	64,264
Encompass Health Corp.	5,592	621,103
Ensign Group, Inc. (The)	3,082	549,089
HealthEquity, Inc.(a)	3,521	354,248
Hims & Hers Health, Inc.(a)	8,249	229,075
Molina Healthcare, Inc.(a)	1,796	351,333
	Shares	Value
National HealthCare Corp.	437	$98,775
NeoGenomics, Inc.(a)	6,252	95,593
Option Care Health, Inc.(a)	15,906	366,315
Privia Health Group, Inc.(a)	4,927	116,622
Progyny, Inc.(a)	4,166	129,688
RadNet, Inc.(a)	3,438	219,276
		4,105,661
HEALTH CARE TECHNOLOGY - 0.1%
Certara, Inc.(a)	5,476	44,356
Doximity, Inc., Class A(a)	5,763	120,504
HealthStream, Inc.	1,710	47,948
Schrodinger, Inc.(a)	2,787	42,195
		255,003
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Apple Hospitality REIT, Inc.	3,788	62,540

HOTELS, RESTAURANTS & LEISURE - 1.8%
Aramark	13,315	758,555
Cava Group, Inc.(a)	3,998	260,789
Choice Hotels International, Inc.	554	61,765
Dutch Bros., Inc., Class A(a)	4,658	306,636
Hilton Grand Vacations, Inc.(a)	4,052	186,959
Hyatt Hotels Corp., Class A	1,854	322,707
Life Time Group Holdings, Inc.(a)	1,068	48,167
Marriott Vacations Worldwide Corp.	145	14,139
Papa John's International, Inc.	1,490	44,551
Planet Fitness, Inc., Class A(a)	6,968	389,581
Pursuit Attractions and Hospitality, Inc.(a)	1,079	54,522
Sabre Corp.(a)	18,980	35,113
Six Flags Entertainment Corp.(a)	4,275	74,086
Travel + Leisure Co.	3,756	285,531
Vail Resorts, Inc.	1,007	150,426
Wendy's Co. (The)	11,410	83,978
Wingstop, Inc.	1,018	131,821
Wyndham Hotels & Resorts, Inc.	4,366	326,839
		3,536,165
HOUSEHOLD DURABLES - 1.6%
Cavco Industries, Inc.(a)	43	23,522
Champion Homes, Inc.(a)	621	49,438
Green Brick Partners, Inc.(a)	1,527	108,005
Installed Building Products, Inc.	799	178,129
KB Home	4,080	224,278
La-Z-Boy, Inc.	2,426	95,536
Leggett & Platt, Inc.	7,766	76,107
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Meritage Homes Corp.	1,940	$136,188
Newell Brands, Inc.	73,569	411,986
SharkNinja, Inc.(a)	2,217	358,644
Somnigroup International, Inc.	5,859	382,769
Sonos, Inc.(a)	6,940	101,740
Toll Brothers, Inc.	4,260	621,491
Whirlpool Corp.	8,108	304,050
		3,071,883
HOUSEHOLD PRODUCTS - 0.1%
Central Garden & Pet Co.(a)	165	7,103
Central Garden & Pet Co., Class A(a)	2,847	107,930
Energizer Holdings, Inc.	3,903	81,846
WD-40 Co.	186	42,248
		239,127
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.5%
Clearway Energy, Inc., Class C	3,165	100,426
Ormat Technologies, Inc.	2,749	268,247
Talen Energy Corp.(a)	1,837	613,742
		982,415
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.1%
EastGroup Properties, Inc.	4,213	880,559
First Industrial Realty Trust, Inc.	6,694	440,733
LXP Industrial Trust	3,183	192,667
Rexford Industrial Realty, Inc.	10,410	393,186
STAG Industrial, Inc.	6,503	248,805
		2,155,950
INSURANCE - 3.4%
American Financial Group, Inc.	2,813	398,658
AMERISAFE, Inc.	926	26,891
Assured Guaranty Ltd.	213	17,619
CNO Financial Group, Inc.	6,207	341,944
Employers Holdings, Inc.	1,234	62,379
Fidelity National Financial, Inc.	12,575	648,744
First American Financial Corp.	4,725	354,328
Genworth Financial, Inc.(a)	26,922	264,643
Goosehead Insurance, Inc., Class A(a)	670	41,540
Hanover Insurance Group, Inc. (The)	971	225,884
HCI Group, Inc.	242	42,352
Horace Mann Educators Corp.	2,091	108,962
Kemper Corp.	1,590	45,124
Kinsale Capital Group, Inc.	680	242,366
Lincoln National Corp.	6,562	299,293
Mercury General Corp.	1,329	142,363
Old Republic International Corp.	13,685	591,329
	Shares	Value
Palomar Holdings, Inc.(a)	1,262	$168,843
Primerica, Inc.	779	249,249
Reinsurance Group of America, Inc.	1,281	303,405
RenaissanceRe Holdings Ltd.	851	272,303
RLI Corp.	5,854	358,499
Ryan Specialty Holdings, Inc.	5,414	239,082
Selective Insurance Group, Inc.	2,698	255,743
SiriusPoint Ltd.(a)	6,324	149,563
Stewart Information Services Corp.	775	52,382
Trupanion, Inc.(a)	1,576	38,596
United Fire Group, Inc.	1,440	73,958
Unum Group	6,895	593,729
		6,609,771
INTERACTIVE MEDIA & SERVICES - 0.3%
Cargurus, Inc.(a)	4,013	145,431
QuinStreet, Inc.(a)	2,979	46,174
TripAdvisor, Inc.(a)	5,943	84,183
Yelp, Inc.(a)	3,325	87,880
Ziff Davis, Inc.(a)	2,422	128,560
ZoomInfo Technologies, Inc.(a)	15,048	49,658
		541,886
IT SERVICES - 1.3%
DigitalOcean Holdings, Inc.(a)	2,837	333,348
DXC Technology Co.(a)	7,713	86,694
Everforth, Inc.(a)	739	21,017
Kyndryl Holdings, Inc.(a)	10,788	146,178
Okta, Inc.(a)	6,309	895,436
Twilio, Inc., Class A(a)	5,332	1,052,270
		2,534,943
LEISURE PRODUCTS - 0.6%
Brunswick Corp.	320	25,280
Callaway Golf Co.(a)	22,064	407,301
Mattel, Inc.(a)	17,908	270,232
Polaris, Inc.	68	4,561
YETI Holdings, Inc.(a)	7,287	356,626
		1,064,000
LIFE SCIENCES TOOLS & SERVICES - 1.4%
Avantor, Inc.(a)	30,088	414,613
Azenta, Inc.(a)	2,635	74,122
BioLife Solutions, Inc.(a)	1,960	61,309
Bio-Rad Laboratories, Inc., Class A(a)	135	43,940
Bruker Corp.	4,935	310,115
Fortrea Holdings, Inc.(a)	4,120	78,980
Illumina, Inc.(a)	5,339	1,095,029
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Medpace Holdings, Inc.(a)	636	$367,042
Repligen Corp.(a)	1,575	222,091
		2,667,241
MACHINERY - 5.3%
AGCO Corp.	1,099	112,274
Allison Transmission Holdings, Inc.	833	95,412
Astec Industries, Inc.	495	25,077
CNH Industrial N.V.	66,155	678,089
Crane Co.	2,307	492,452
Donaldson Co., Inc.	5,434	512,100
Enerpac Tool Group Corp.	2,818	100,715
Enpro, Inc.	493	154,763
Esab Corp.	2,658	229,997
ESCO Technologies, Inc.	894	281,869
Federal Signal Corp.	2,771	346,236
Flowserve Corp.	6,196	470,834
Franklin Electric Co., Inc.	1,851	193,837
Gates Industrial Corp., Ltd.(a)	1,479	41,382
Graco, Inc.	7,682	609,797
ITT, Inc.	3,579	701,412
JBT Marel Corp.	1,428	197,735
Kadant, Inc.	53	16,298
Kennametal, Inc.	3,900	132,483
Lincoln Electric Holdings, Inc.	1,900	496,489
Lindsay Corp.	31	3,435
Middleby Corp. (The)(a)	253	33,796
Mueller Industries, Inc.	10,610	704,610
Mueller Water Products, Inc., Class A	13,848	349,524
Oshkosh Corp.	3,496	497,865
Proto Labs, Inc.(a)	977	73,324
RBC Bearings, Inc.(a)	1,078	594,312
SPX Technologies, Inc.(a)	2,220	487,556
Standex International Corp.	225	66,713
Terex Corp.	3,021	189,840
Timken Co. (The)	2,493	342,912
Toro Co. (The)	4,468	410,475
Trinity Industries, Inc.	9,237	288,564
Watts Water Technologies, Inc., Class A	572	197,792
Worthington Enterprises, Inc.	1,610	90,498
		10,220,467
MARINE TRANSPORTATION - 0.2%
Kirby Corp.(a)	1,665	218,348
Matson, Inc.	486	98,459
		316,807
MEDIA - 0.5%
DoubleVerify Holdings, Inc.(a)	7,169	80,651
	Shares	Value
John Wiley & Sons, Inc., Class A	1,289	$67,286
New York Times Co. (The), Class A	7,728	578,750
Nexstar Media Group, Inc.	897	170,905
		897,592
METALS & MINING - 2.0%
Alcoa Corp.	10,874	492,157
Century Aluminum Co.(a)	3,330	149,084
Cleveland-Cliffs, Inc.(a)	22,988	264,822
Coeur Mining, Inc.	18,017	268,633
Commercial Metals Co.	5,259	361,399
Hecla Mining Co.	8,996	127,024
Kaiser Aluminum Corp.	41	6,547
Materion Corp.	1,026	216,322
Metallus, Inc.(a)	2,495	50,199
MP Materials Corp.(a)	5,492	227,204
Reliance, Inc.	1,299	527,524
Royal Gold, Inc.	4,921	976,080
Warrior Met Coal, Inc.	2,339	185,740
Worthington Steel, Inc.	1,610	57,976
		3,910,711
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.5%
Adamas Trust, Inc.	5,642	51,173
Annaly Capital Management, Inc.	24,528	557,276
Arbor Realty Trust, Inc.	4,855	24,324
Blackstone Mortgage Trust, Inc., Class A	4,060	59,032
Ellington Financial, Inc.	2,800	37,184
Franklin BSP Realty Trust, Inc.	3,716	28,205
Pennymac Mortgage Investment Trust	5,780	54,505
Starwood Property Trust, Inc.	6,902	110,294
Two Harbors Investment Corp.	4,867	58,842
		980,835
MULTI-UTILITIES - 0.3%
Avista Corp.	3,990	161,395
Black Hills Corp.	2,989	212,847
Northwestern Energy Group, Inc.	2,762	189,860
		564,102
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.7%
COPT Defense Properties	6,968	264,505
Cousins Properties, Inc.	2,430	76,666
Douglas Emmett, Inc.	10,483	123,909
Easterly Government Properties, Inc.	2,016	49,110
Highwoods Properties, Inc.	5,737	190,067
JBG Smith Properties	5,783	81,251
Kilroy Realty Corp.	5,332	206,988
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
SL Green Realty Corp.	1,092	$57,800
Vornado Realty Trust	7,725	304,288
		1,354,584
OIL, GAS & CONSUMABLE FUELS - 3.5%
Antero Midstream Corp.	17,502	384,519
Antero Resources Corp.(a)	16,792	606,863
California Resources Corp.	3,056	160,807
Centrus Energy Corp., Class A(a)	509	90,057
Chord Energy Corp.	1,249	175,335
CNX Resources Corp.(a)	11,384	407,547
Comstock Resources, Inc.(a)	5,170	68,554
Core Natural Resources, Inc.	1,908	152,335
Crescent Energy Co., Class A	1,900	21,793
CVR Energy, Inc.	1,679	59,806
Dorian LPG Ltd.	1,830	86,779
DT Midstream, Inc.	4,009	553,242
HF Sinclair Corp.	6,729	615,502
Magnolia Oil & Gas Corp., Class A	4,800	123,408
Matador Resources Co.	5,870	292,854
Murphy Oil Corp.	7,254	288,274
Northern Oil & Gas, Inc.	3,706	78,382
Ovintiv, Inc.	11,536	720,538
Par Pacific Holdings, Inc.(a)	2,156	185,481
PBF Energy, Inc., Class A	3,535	255,510
Peabody Energy Corp.	5,250	111,930
Permian Resources Corp., Class A	20,963	446,721
Range Resources Corp.	11,315	454,184
REX American Resources Corp.(a)	1,660	71,446
SM Energy Co.	5,596	181,982
Talos Energy, Inc.(a)	4,529	68,750
Viper Energy, Inc., Class A	929	41,443
World Kinect Corp.	3,267	130,223
		6,834,265
PAPER & FOREST PRODUCTS - 0.0%
Sylvamo Corp.	1,659	62,063

PASSENGER AIRLINES - 0.4%
Alaska Air Group, Inc.(a)	9,421	447,026
Allegiant Travel Co.(a)	365	35,799
JetBlue Airways Corp.(a)	20,350	122,711
SkyWest, Inc.(a)	1,884	201,532
		807,068
PERSONAL CARE PRODUCTS - 0.2%
Coty, Inc., Class A(a)	19,814	54,489
	Shares	Value
Edgewell Personal Care Co.	2,672	$72,652
elf Beauty, Inc.(a)	2,314	191,807
Interparfums, Inc.	433	53,930
		372,878
PHARMACEUTICALS - 1.4%
Amphastar Pharmaceuticals, Inc.(a)	2,141	42,691
Collegium Pharmaceutical, Inc.(a)	1,804	63,844
Elanco Animal Health, Inc.(a)	29,332	773,485
Harmony Biosciences Holdings, Inc.(a)	1,869	65,864
Indivior Pharmaceuticals, Inc.(a)	1,348	53,933
Innoviva, Inc.(a)	4,480	93,946
Jazz Pharmaceuticals PLC(a)	2,438	616,473
Ligand Pharmaceuticals, Inc.(a)	727	209,042
Liquidia Corp.(a)	2,334	196,313
Organon & Co.	10,378	140,622
Pacira BioSciences, Inc.(a)	2,555	67,477
Perrigo Co. PLC	6,447	65,179
Phibro Animal Health Corp., Class A	1,400	50,862
Prestige Consumer Healthcare, Inc.(a)	2,455	123,290
Supernus Pharmaceuticals, Inc.(a)	2,842	126,838
		2,689,859
PROFESSIONAL SERVICES - 1.6%
Booz Allen Hamilton Holding Corp.	979	68,256
CACI International, Inc., Class A(a)	586	291,681
Concentrix Corp.	541	13,309
ExlService Holdings, Inc.(a)	14,106	478,617
Exponent, Inc.	2,707	180,963
FTI Consulting, Inc.(a)	135	21,516
Genpact Ltd.	11,979	421,301
KBR, Inc.	10,911	399,452
Korn Ferry	2,409	198,188
ManpowerGroup, Inc.	141	7,391
Maximus, Inc.	2,274	137,009
Paycom Software, Inc.	675	110,673
Paylocity Holding Corp.(a)	888	122,451
Robert Half, Inc.	8,724	329,767
Science Applications International Corp.	455	53,294
TransUnion	3,416	268,566
Verra Mobility Corp.(a)	6,277	33,205
		3,135,639
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
AGNT, Inc.	4,815	19,501
Cushman & Wakefield Ltd.(a)	30,764	412,853
Jones Lang LaSalle, Inc.(a)	2,318	822,959
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Marcus & Millichap, Inc.	1,616	$49,692
St Joe Co. (The)	2,104	130,953
		1,435,958
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.7%
American Homes 4 Rent, Class A	14,762	493,346
Equity LifeStyle Properties, Inc.	10,071	655,320
Independence Realty Trust, Inc.	12,600	209,538
NexPoint Residential Trust, Inc.	1,476	38,538
		1,396,742
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.5%
Acadia Realty Trust	5,897	132,506
Agree Realty Corp.	6,056	471,157
Brixmor Property Group, Inc.	17,367	547,234
Getty Realty Corp.	2,470	84,326
Kite Realty Group Trust	12,405	355,031
Macerich Co. (The)	11,856	306,359
NNN REIT, Inc.	9,364	444,977
Phillips Edison & Co., Inc.	4,066	172,764
Saul Centers, Inc.	865	29,471
Tanger, Inc.	5,720	232,575
Urban Edge Properties	6,590	149,329
		2,925,729
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
ACM Research, Inc., Class A(a)	1,554	121,942
Allegro MicroSystems, Inc.(a)	3,598	149,317
Alpha & Omega Semiconductor Ltd.(a)	1,300	41,262
Amkor Technology, Inc.	4,859	242,318
Axcelis Technologies, Inc.(a)	996	129,858
Cirrus Logic, Inc.(a)	1,872	242,143
Cohu, Inc.(a)	2,534	121,607
Diodes, Inc.(a)	1,913	157,478
Enphase Energy, Inc.(a)	2,478	93,024
Entegris, Inc.	5,048	600,964
FormFactor, Inc.(a)	2,960	314,352
Ichor Holdings Ltd.(a)	1,258	94,690
Impinj, Inc.(a)	992	150,149
Kulicke & Soffa Industries, Inc.	1,945	173,494
Lattice Semiconductor Corp.(a)	5,574	692,681
MACOM Technology Solutions Holdings, Inc.(a)	2,502	629,103
MaxLinear, Inc.(a)	2,973	198,656
MKS, Inc.	2,346	697,818
Onto Innovation, Inc.(a)	1,705	440,879
	Shares	Value
PDF Solutions, Inc.(a)	1,850	$85,267
Photronics, Inc.(a)	3,154	95,535
Power Integrations, Inc.	2,417	146,736
Qorvo, Inc.(a)	2,006	181,683
Rambus, Inc.(a)	4,434	403,627
Semtech Corp.(a)	3,123	367,952
Silicon Laboratories, Inc.(a)	736	160,080
SiTime Corp.(a)	868	464,554
SolarEdge Technologies, Inc.(a)	2,292	94,430
Synaptics, Inc.(a)	1,039	111,505
Ultra Clean Holdings, Inc.(a)	1,706	142,127
Universal Display Corp.	1,442	115,591
Veeco Instruments, Inc.(a)	5,983	299,150
		7,959,972
SOFTWARE - 3.9%
A10 Networks, Inc.	3,800	112,366
ACI Worldwide, Inc.(a)	7,301	418,566
Adeia, Inc.	6,255	166,696
Alarm.com Holdings, Inc.(a)	2,428	132,933
Bentley Systems, Inc., Class B	11,632	412,238
BILL Holdings, Inc.(a)	3,252	146,763
Blackbaud, Inc.(a)	1,975	84,530
BlackLine, Inc.(a)	2,414	75,800
Box, Inc., Class A(a)	6,011	189,647
Cleanspark, Inc.(a)	1,035	14,242
Clear Secure, Inc., Class A	927	51,207
Commvault Systems, Inc.(a)	2,895	341,031
DocuSign, Inc.(a)	11,393	624,678
Dolby Laboratories, Inc., Class A	3,301	194,132
Dropbox, Inc., Class A(a)	11,416	371,705
Dynatrace, Inc.(a)	17,977	796,741
Guidewire Software, Inc.(a)	2,471	375,444
InterDigital, Inc.	1,735	528,871
Life360, Inc.(a)	1,094	59,131
LiveRamp Holdings, Inc.(a)	3,270	123,835
Manhattan Associates, Inc.(a)	1,593	304,836
MARA Holdings, Inc.(a)	12,895	145,971
N-able, Inc.(a)	4,301	20,129
NCR Voyix Corp.(a)	7,319	60,528
Nutanix, Inc., Class A(a)	13,514	797,461
Pegasystems, Inc.	813	24,837
Progress Software Corp.(a)	6,930	281,289
Qualys, Inc.(a)	64	9,264
Sprinklr, Inc., Class A(a)	3,770	23,977
SPS Commerce, Inc.(a)	870	63,849
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Teradata Corp.(a)	4,697	$145,560
UiPath, Inc., Class A(a)	36,967	471,699
		7,569,956
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.7%
CubeSmart	10,861	450,297
EPR Properties	3,217	199,679
Four Corners Property Trust, Inc.	5,596	143,258
Rayonier, Inc.	20,108	437,952
Safehold, Inc.	2,623	42,440
		1,273,626
SPECIALTY RETAIL - 3.4%
Abercrombie & Fitch Co., Class A(a)	1,681	167,327
Academy Sports & Outdoors, Inc.	4,141	196,491
Advance Auto Parts, Inc.	3,636	201,943
American Eagle Outfitters, Inc.	9,494	163,107
AutoNation, Inc.(a)	701	148,892
Bath & Body Works, Inc.	17,991	361,979
Boot Barn Holdings, Inc.(a)	724	107,869
Buckle, Inc. (The)	1,441	63,073
Burlington Stores, Inc.(a)	2,001	737,329
CarMax, Inc.(a)	8,994	514,996
Chewy, Inc., Class A(a)	5,869	132,639
Dick's Sporting Goods, Inc.	1,635	320,313
Five Below, Inc.(a)	1,431	310,713
Floor & Decor Holdings, Inc.(a)	3,885	223,660
GameStop Corp., Class A(a)	15,466	335,922
Gap, Inc. (The)	16,837	338,255
Group 1 Automotive, Inc.	95	27,243
Lithia Motors, Inc.	1,451	559,244
MarineMax, Inc.(a)	6,644	229,019
National Vision Holdings, Inc.(a)	13,411	295,578
Penske Automotive Group, Inc.	55	11,952
Sally Beauty Holdings, Inc.(a)	6,182	92,545
Signet Jewelers Ltd.	3,687	342,522
Upbound Group, Inc.	2,355	45,664
Urban Outfitters, Inc.(a)	1,946	144,354
Valvoline, Inc.(a)	12,776	490,726
Victoria's Secret & Co.(a)	1,533	135,946
		6,699,301
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.5%
Corsair Gaming, Inc.(a)	2,360	25,039
Everpure, Inc., Class A(a)	12,869	993,101
		1,018,140
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Capri Holdings Ltd.(a)	5,083	$80,972
Carter's, Inc.	3,860	148,880
Crocs, Inc.(a)	878	112,393
G-III Apparel Group Ltd.	1,549	56,399
Kontoor Brands, Inc.	1,319	110,453
Steven Madden Ltd.	3,687	169,897
Under Armour, Inc., Class A(a)	13,750	91,437
Under Armour, Inc., Class C(a)	6,490	42,120
VF Corp.	30,149	431,734
Wolverine World Wide, Inc.	4,373	86,061
		1,330,346
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Applied Industrial Technologies, Inc.	1,024	353,495
Boise Cascade Co.	498	38,037
Core & Main, Inc., Class A(a)	8,378	368,381
DNOW, Inc.(a)	5,170	73,000
DXP Enterprises, Inc.(a)	569	89,344
GATX Corp.	1,020	182,448
MSC Industrial Direct Co., Inc., Class A	1,921	237,052
Rush Enterprises, Inc., Class A	2,267	180,884
Watsco, Inc.	941	291,051
WESCO International, Inc.	1,711	587,711
		2,401,403
WATER UTILITIES - 0.5%
American States Water Co.	2,280	195,259
California Water Service Group	2,900	145,319
Essential Utilities, Inc.	12,921	514,902
H2O America	1,328	81,446
Middlesex Water Co.	85	4,871
		941,797
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Telephone and Data Systems, Inc.	4,938	165,818

TOTAL COMMON STOCKS (COST $158,866,518)		193,378,930
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	367	—
Omniab, Inc. (NASDAQ Exchange)(a)(b)(c)	367	—
		—
See Note to Schedule of Investments

STEWARD FUNDS
SCHEDULE OF INVESTMENTS — July 31, 2026 (Unaudited)
STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
FOOD PRODUCTS - 0.0%
TreeHouse Foods, Inc.(a)(b)(c)	2,648	$—

TOTAL RIGHTS (COST $—)		—
MONEY MARKET FUND - 0.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.55%(d)	1,307,408	1,307,408
TOTAL MONEY MARKET FUND (COST $1,307,409)		1,307,408

TOTAL INVESTMENTS (COST $160,173,927) - 100.1%		194,686,338

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(133,011)
NET ASSETS - 100.0%		$194,553,327

(a)	Non-income producing security.
(b)	Security is a Level 3 investment and was valued using significant unobservable inputs as of period end.
(c)	Amounts denoted as ‘‘—’’ are less than $0.50.
(d)	7-day current yield as of July 31, 2026.

N.V. — Naamloze Vennootschap
NASDAQ — National Association of Securities Dealers Automated Quotation
PLC — Public Limited Company
REIT — Real Estate Investment Trust
See Note to Schedule of Investments

STEWARD FUNDS
NOTE TO SCHEDULES OF INVESTMENTS^ — July 31, 2026 (Unaudited)

Note 1 — Additional Valuation Information:
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or 3 based on level of observable information). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2026:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$128,084,247	$—	$—	$128,084,247
Money Market Fund	1,372,663	—	—	1,372,663
Total Assets - Investments	$129,456,910	$ —	$ —	$129,456,910

Liabilities:
Other Financial Instruments
Written Call Options	$(4,680,217)	$—	$—	$(4,680,217)
Total Liabilities - Other Financial Instruments	$(4,680,217)	$ —	$ —	$(4,680,217)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$99,309,705	$—	$—	$99,309,705
Money Market Fund	9,802,207	—	—	9,802,207
Total Assets - Investments	$109,111,912	$ —	$ —	$109,111,912

Liabilities:
Security Type
Common Stocks Sold Short*	$(108,324,181)	$—	$—	$(108,324,181)
Total Liabilities - Securities Sold Short	$(108,324,181)	$ —	$ —	$(108,324,181)

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$453,134,141	$—	$—	$453,134,141
Preferred Stocks*	4,783,306	—	—	4,783,306
Money Market Fund	2,354,120	—	—	2,354,120
Total Assets - Investments	$460,271,567	$ —	$ —	$460,271,567

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$208,791,378	$—	$—	$208,791,378
Money Market Fund	219,114	—	—	219,114
Total Assets - Investments	$209,010,492	$ —	$ —	$209,010,492

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$265,233,688	$—	$—	$265,233,688
Total Assets - Investments	$265,233,688	$ —	$ —	$265,233,688

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$152,186,350	$—	$—	$152,186,350
Money Market Fund	83,149	—	—	83,149
Total Assets - Investments	$152,269,499	$ —	$ —	$152,269,499

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$119,969,742	$—	$119,969,742
Investment Companies	1,893,200	—	—	1,893,200
Municipal Bonds	—	4,901,140	—	4,901,140
U.S. Government Agencies	—	11,388,530	—	11,388,530
U.S. Government Agency Mortgage-Backed Obligations	—	2,270,762	—	2,270,762
U.S. Treasury Obligations	—	67,658,653	—	67,658,653
Money Market Fund	4,341,037	—	—	4,341,037
Total Assets - Investments	$6,234,237	$206,188,827	$ —	$212,423,064

Steward Values Enhanced International Fund
Assets:
Security Type
Common Stocks*	$331,498,154	$—	$—	$331,498,154
Preferred Stocks*	4,866,629	—	—	4,866,629
Money Market Fund	3,441,905	—	—	3,441,905
Total Assets - Investments	$339,806,688	$ —	$ —	$339,806,688

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$323,919,392	$—	$—	$323,919,392
Rights*	—	—	— **	—
Money Market Fund	1,996,969	—	—	1,996,969
Total Assets - Investments	$325,916,361	$ —	$ —	$325,916,361

Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$193,378,930	$—	$—	$193,378,930
Rights*	—	—	— **	—
Money Market Fund	1,307,408	—	—	1,307,408
Total Assets - Investments	$194,686,338	$ —	$ —	$194,686,338

*	Please refer to the Schedule of Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent Annual or Semi-Annual Financial Statements and Additional Information report.